UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21862

Banc of America Funds Trust

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Annual Report

October 31, 2008

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Your investment in a portfolio is NOT a bank deposit or other obligation of, or issued or endorsed or guaranteed by, Bank of America, N.A. (Bank of America) or any of its affiliates. Your investment in a portfolio is NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Affiliates of Bank of America are paid for the services they provide to a portfolio and the underlying funds and may be compensated in connection with the sale of a portfolio.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Banc of America Funds portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Banc of America Funds portfolio. References to specific securities should not be construed as a recommendation or investment advice.

Economic Update – Banc of America Funds

Summary

For the 12-month period that ended October 31, 2008

■

The broad U.S. stock market, as measured by the S&P 500 Index, returned negative 36.10%. Developed stock markets outside the United States returned negative 46.62%, as measured (in U.S. dollars) by the MSCI EAFE Index.

S&P Index	MSCI Index

-36.10%	-46.62%

■

Despite volatility in many segments of the bond market, the Barclays Capital U.S. Aggregate Bond Index delivered a modest gain. High-yield bonds lost significant ground, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index.

Barclays Index	Merrill Lynch Index

0.30%	-26.43%

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

The pace of economic growth ground to a halt during the 12-month period that began November 1, 2007 and ended October 31, 2008. Although economic growth was modestly positive at the beginning of the period, the economy slipped into recession in 2008, with little near-term relief in sight. A host of factors weighed on consumers and businesses alike.

The most severe housing downturn in decades showed no sign of abating as inventories of homes for sale rose, home prices declined and tighter credit standards, a result of continued turmoil in the subprime mortgage market, made it more difficult for homebuyers to qualify for loans.

The labor market contracted for ten consecutive months, driving the unemployment rate to 6.5%, the highest rate since the early 1990s. Nearly 1.2 million jobs have been lost since the beginning of 2008, with announced layoffs likely to drive that number even higher in the months ahead. Manufacturing activity slowed and consumer spending declined, dimming hopes for the holiday season.

A weakening economy and turmoil in the financial markets took a toll on consumer confidence, which plummeted to the lowest point ever in the 40-year history of the Conference Board’s monthly survey.

In an effort to inspire confidence in the capital markets, loosen the reins on credit and shore up economic growth, the Federal Reserve Board (the Fed) brought a key short-term rate — the federal funds rate — down from 4.50% to 1.0% during the 12-month period. Despite earlier concerns about inflation, a weak economic outlook has kept the Fed focused on stimulating economic growth through lowering borrowing rates. In fact, the one bright spot during this period of uncertainty has been lower energy and commodity prices. With oil trading near $60 per barrel at the end of the period, gasoline prices are forecasted to come down below $2 per gallon after peaking above $4 per gallon during the summer months.

Stocks retreat as economic outlook darkens

Against a shifting economic backdrop, the U.S. stock market lost 36.10% for the 12-month period, as measured by the S&P 500 Index. Losses extended across all market caps and both growth and value, although value stocks held up somewhat better than growth stocks, as measured by their respective Russell indices.1 Stock markets outside the U.S. suffered even greater losses. The MSCI EAFE Index, a broad gauge of stock market performance in foreign developed markets, lost 46.62% (in U.S. dollars) for the period. Emerging stock markets, which have had a strong run over the

Past performance is no guarantee of future results.

[1]

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Economic Update (continued) – Banc of America Funds

past several years, were also caught in the downdraft. As investors backed away from risk, emerging markets suffered most of all. The MSCI Emerging Markets Index returned negative 56.22% (in U.S. dollars).2

Bonds eke out a small, positive return

The U.S. bond market seesawed during the 12-month period but managed to eke out a small gain as investors sought the relative safety of the highest quality sectors. After a weak start, bond prices in several sectors rose and yields declined as economic growth slowed and stock market volatility increased. The benchmark 10-year U.S. Treasury yield ended the period at just under 4.0%, nearly one-half percentage point lower than where it stood one year ago. In this environment, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) returned 0.30%. High-yield bonds took a beating as economic prospects weakened and default fears rose. The Merrill Lynch U.S. High Yield, Cash Pay Index returned negative 26.43%.

Past performance is no guarantee of future results.

[2]	The MSCI Emerging Markets Index is a widely accepted index composed of a sample of companies from 25 countries representing the global emerging stock markets.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Profile – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/08

–26.56% Class A shares

–26.45% Class Z shares

–36.10% S&P 500 Index

+0.30% Barclays Capital U.S. Aggregate Bond Index

Summary

■	For the 12-month period that ended October 31, 2008, the portfolio’s Class A shares returned negative 26.56%. Class Z shares returned negative 26.45%.

■

The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10% and its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.[1]

■

The portfolio’s fixed income allocation helped cushion the blow of a declining stock market, both in the United States and abroad. The portfolio’s underlying funds delivered mixed results relative to their benchmarks.

Portfolio Management

Vikram J. Kuriyan, PhD, has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, PhD, has co-managed the portfolio since August 2006 and has been with the advisor or its predecessors or affiliate organizations since 1998.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	119.09
Class C	119.84
Class R	119.34
Class Z	118.84

Annual operating expense ratio after contractual waivers (%)*

Class A	0.88
Class C	1.63
Class R	1.13
Class Z	0.63

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying fund, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Growth of a $10,000 investment 06/01/06 – 10/31/08

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2005 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/08 ($)
Class A	9,797
Class C	9,612
Class R	9,728
Class Z	9,855

Average annual total return as of 10/31/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	–26.56	–27.21	–26.81	–26.45
Life	–0.85	–1.62	–1.13	–0.60

Average annual total return as of 09/30/08 (%)

Share class	A	C	R	Z
1-year	–15.17	–15.81	–15.34	–14.92
Life	4.43	3.67	4.18	4.73

Banc of America Retirement 2005 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2005 Portfolio

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/08 – 10/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	782.52	1,023.38	1.57	1.78	0.35
Class C	1,000.00	1,000.00	779.10	1,019.61	4.92	5.58	1.10
Class R	1,000.00	1,000.00	781.31	1,022.12	2.69	3.05	0.60
Class Z	1,000.00	1,000.00	783.52	1,024.63	0.45	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2005 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2005 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/08 ($)
Class A	9.03
Class C	8.96
Class R	9.00
Class Z	9.05

Distributions declared per share

11/01/07 – 10/31/08 ($)
Class A	0.35
Class C	0.26
Class R	0.32
Class Z	0.38

For the 12-month period that ended October 31, 2008, Banc of America Retirement 2005 Portfolio Class A shares returned negative 26.56%. Class Z shares returned negative 26.45%. The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10%. Its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.1 As a depressed housing market, rising unemployment and higher energy and food prices pressured economic growth, most of the world’s stock markets lost ground while the U.S. bond market managed only a small return. Against this backdrop, the portfolio’s fixed income allocation helped stem losses from a declining stock market. The portfolio’s underlying funds delivered mixed results relative to their individual benchmarks.

A challenging period for investors

As fallout from the collapse of the U.S. subprime mortgage market spread to other sectors and markets, investors experienced extraordinary volatility during the 12-month period covered by this report. In this environment, the portfolio’s emphasis on stock funds accounted for its negative return. However, the portfolio’s fixed income allocations rose during the period and helped cushion the portfolio against declining stock market returns. At the end of the period, approximately 55% of the portfolio’s assets was invested in stock funds versus 59% at the beginning of the period. We cut back modestly on nearly all underlying stock fund holdings and reduced the portfolio’s position in Columbia Acorn International. The portfolio’s allocation to fixed income funds was raised to 45% while a position in Columbia Cash Reserves was eliminated.

Mixed results from underlying funds

The portfolio’s investments in Columbia Large Cap Value Fund, Columbia High Income Fund, Columbia Mid Cap Growth Fund and Columbia Mid Cap Value Fund held up better than their corresponding benchmarks. Investments in Columbia Total Return Bond Fund, Columbia Short Term Bond Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Small Cap Growth Fund II and Columbia Multi-Advisor International Equity Fund all underperformed their respective benchmark indices. Benchmark comparisons for both Columbia Total Return Bond Fund and Columbia Short-Term Bond Fund were hampered by the broad diversification of holdings in both funds. Columbia Total Return Bond Fund lagged Barclays Capital U.S. Aggregate Bond Index because it had a position in high-yield bonds, which are not represented in the index. High-yield bonds were weak performers during the period. Similarly, Columbia Short-Term Bond Fund lagged the Merrill Lynch 1-3 Year U.S. Treasury Index2 because it emphasized non-Treasury sectors during a period when Treasuries were the top performers in the fixed income markets. However, we believe that these

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

[2]

The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of sovereign debt publicly issued in the US domestic market with maturities of 1-3 years and a minimum amount outstanding of $1 billion.

Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2005 Portfolio

Portfolio Allocation

as of 10/31/08 (%)
Columbia Total Return Bond Fund	35.8
Columbia Large Cap Enhanced Core Fund	26.1
Columbia Multi-Advisor International Equity Fund	10.4
Columbia Short Term Bond Fund	6.0
Columbia Marsico Focused Equities Fund	5.0
Columbia Large Cap Value Fund	4.4
Columbia Mid Cap Growth Fund	3.4
Columbia Mid Cap Value Fund	3.4
Columbia High Income Fund	2.7
Columbia Small Cap Value Fund II	1.7
Columbia Small Cap Growth Fund II	1.1
Columbia Acorn International	0.0	*

*	Rounds to less than 0.1%.

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

same lagging market sectors may offer considerable opportunity going forward. As a result, we raised the portfolio’s exposure to both funds during the period.

Looking ahead

Our decision to reduce equity exposure and increase fixed income exposure during the period reflected continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. Stocks of small-and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Portfolio Profile – Banc of America Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/08

–29.13% Class A shares

–28.96% Class Z shares

–36.10% S&P 500 Index

+0.30% Barclays Capital U.S. Aggregate Bond Index

Summary

■	For the 12-month period that ended October 31, 2008, the portfolio’s Class A shares returned negative 29.13%. Class Z shares returned negative 28.96%.

■

The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10% and its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.[1]

■

The portfolio’s fixed income allocation helped cushion the blow of a declining stock market, both in the United States and abroad. The portfolio’s underlying funds delivered mixed results relative to their benchmarks.

Portfolio Management

Vikram J. Kuriyan, PhD, has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, PhD, has co-managed the portfolio since August 2006 and has been with the advisor or its predecessors or affiliate organizations since 1998.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2010 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/08

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2010 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/08 ($)
Class A	9,554
Class C	9,383
Class R	9,486
Class Z	9,611

Average annual total return as of 10/31/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	–29.13	–29.63	–29.38	–28.96
Life	–1.87	–2.60	–2.16	–1.63

Average annual total return as of 09/30/08 (%)

Share class	A	C	R	Z
1-year	–16.64	–17.35	–16.95	–16.47
Life	4.07	3.26	3.77	4.32

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	92.29
Class C	93.04
Class R	92.54
Class Z	92.04

Annual operating expense ratio after contractual waivers (%)*

Class A	0.90
Class C	1.65
Class R	1.15
Class Z	0.65

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2010 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2010 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

05/01/08 – 10/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	760.70	1,023.38	1.55	1.78	0.35
Class C	1,000.00	1,000.00	758.19	1,019.61	4.86	5.58	1.10
Class R	1,000.00	1,000.00	759.49	1,022.12	2.65	3.05	0.60
Class Z	1,000.00	1,000.00	761.81	1,024.63	0.44	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2010 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2010 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/08 ($)
Class A	8.87
Class C	8.81
Class R	8.84
Class Z	8.89

Distributions declared per share

11/01/07 – 10/31/08 ($)
Class A	0.31
Class C	0.22
Class R	0.28
Class Z	0.34

For the 12-month period that ended October 31, 2008, Banc of America Retirement 2010 Portfolio Class A shares returned negative 29.13%. Class Z shares returned negative 28.96%. The portfolio’s benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned negative 36.10% and positive 0.30%, respectively.1 As a depressed housing market, rising unemployment and higher energy and food prices pressured economic growth, most of the world’s stock markets lost ground while the U.S. bond market managed only a small return. Against this backdrop, the portfolio’s fixed income allocation helped stem losses from a declining stock market. The portfolio’s underlying funds delivered mixed results relative to their individual benchmarks.

A challenging period for investors

As fallout from the collapse of the U.S. subprime mortgage market spread to other sectors and markets, investors experienced extraordinary volatility during the 12-month period covered by this report. In this environment, the portfolio’s emphasis on stock funds accounted for its negative return. However, the portfolio’s fixed income allocations rose during the period and helped cushion the portfolio against declining stock market returns. At the end of the period, approximately 64% of the portfolio’s assets was invested in stock funds versus 66% at the beginning of the period. We cut back modestly on underlying large-cap stock fund holdings while raising mid-cap and small-cap positions slightly. The portfolio’s allocation to fixed income funds was raised to 36% while a position in Columbia Cash Reserves was reduced.

Mixed results from underlying funds

The portfolio’s investments in Columbia Acorn International, Columbia Large Cap Value Fund, Columbia High Income Fund, Columbia Mid Cap Growth Fund and Columbia Mid Cap Value Fund held up better than their corresponding benchmarks. Investments in Columbia Total Return Bond Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Small Cap Growth Fund II and Columbia Multi-Advisor International Equity Fund all underperformed their respective benchmark indices. The benchmark comparison for Columbia Total Return Fund was hampered by the broad diversification of holdings in the fund. It lagged Barclays Capital U.S. Aggregate Bond Index because it had a position in high-yield bonds, which are not represented in the index. High-yield bonds were weak performers during the period. However, we believe that high-yield bonds may offer considerable opportunity going forward. As a result, we raised the portfolio’s exposure to both Columbia Total Return Bond Fund and also to Columbia High Income Fund, which invests primarily in high-yield bonds.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2010 Portfolio

Portfolio Allocation

as of 10/31/08 (%)
Columbia Total Return Bond Fund	34.2
Columbia Large Cap Enhanced Core Fund	27.9
Columbia Multi-Advisor International Equity Fund	12.3
Columbia Marsico Focused Equities Fund	5.9
Columbia Large Cap Value Fund	5.4
Columbia Mid Cap Growth Fund	4.5
Columbia Mid Cap Value Fund	4.4
Columbia Small Cap Value Fund II	2.3
Columbia Small Cap Growth Fund II	1.6
Columbia High Income Fund	1.4
Columbia Acorn International	0.1
Columbia Cash Reserves	0.0	*

*	Rounds to less than 0.1%.

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Looking ahead

Our decision to reduce equity exposure and increase fixed income exposure during the period reflected continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. Stocks of small-and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Portfolio Profile – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/08

–30.39% Class A shares

–30.16% Class Z shares

–36.10% S&P 500 Index

+0.30% Barclays Capital U.S. Aggregate Bond Index

Summary

■	For the 12-month period that ended October 31, 2008, the portfolio’s Class A shares returned negative 30.39%. Class Z shares returned negative 30.16%.

■

The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10% and its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.[1]

■

The portfolio’s fixed income allocation helped stem some of the losses from a declining stock market, both in the United States and abroad. The portfolio’s underlying funds delivered mixed results relative to their benchmarks.

Portfolio Management

Vikram J. Kuriyan, PhD, has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, PhD, has co-managed the portfolio since August 2006 and has been with the advisor or its predecessors or affiliate organizations since 1998.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	15.66
Class C	16.41
Class R	15.91
Class Z	15.41

Annual operating expense ratio after contractual waivers (%)*

Class A	0.99
Class C	1.74
Class R	1.24
Class Z	0.74

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Growth of a $10,000 investment 06/01/06 – 10/31/08

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2015 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/08 ($)

Class A	8,902
Class C	8,746
Class R	8,846
Class Z	8,959

Average annual total return as of 10/31/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	–30.39	–30.90	–30.57	–30.16
Life	–4.69	–5.39	–4.94	–4.44

Average annual total return as of 09/30/08 (%)

Share class	A	C	R	Z
1-year	–17.56	–18.23	–17.74	–17.31
Life	1.24	0.47	0.98	1.50

Banc of America Retirement 2015 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2015 Portfolio

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

05/01/08 – 10/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	750.49	1,023.38	1.54	1.78	0.35
Class C	1,000.00	1,000.00	748.58	1,019.61	4.83	5.58	1.10
Class R	1,000.00	1,000.00	749.99	1,022.12	2.64	3.05	0.60
Class Z	1,000.00	1,000.00	752.40	1,024.63	0.44	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2015 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2015 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/08 ($)
Class A	7.94
Class C	7.89
Class R	7.92
Class Z	7.96

Distributions declared per share

11/01/07 – 10/31/08 ($)
Class A	1.18
Class C	1.09
Class R	1.15
Class Z	1.21

For the 12-month period that ended October 31, 2008, Banc of America Retirement 2015 Portfolio Class A shares returned negative 30.39%. Class Z shares returned negative 30.16%. The portfolio’s benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned negative 36.10% and positive 0.30%, respectively.1 As a depressed housing market, rising unemployment and higher energy and food prices pressured economic growth, most of the world’s stock markets lost ground while the U.S. bond market managed only a small return. Against this backdrop, the portfolio’s fixed income allocation helped stem losses from a declining stock market. The portfolio’s underlying funds delivered mixed results relative to their individual benchmarks.

A challenging period for investors

As fallout from the collapse of the U.S. subprime mortgage market spread to other sectors and markets, investors experienced extraordinary volatility during the 12-month period covered by this report. In this environment, the portfolio’s emphasis on stock funds accounted for its negative return. However, the portfolio’s fixed income allocations helped somewhat to cushion the portfolio against declining stock market returns. At the end of the period, approximately 70% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, up slightly from the beginning of the period. We cut back modestly on underlying large-cap stock fund holdings while raising mid-cap and small-cap positions slightly. The portfolio’s allocation to fixed income funds was 30% (excluding short-term obligations), slightly higher than it was at the beginning of the period because a position in Columbia Cash Reserves was eliminated.

Mixed results from underlying funds

The portfolio’s investments in Columbia Acorn International, Columbia Large Cap Value Fund, Columbia Mid Cap Growth Fund and Columbia Mid Cap Value Fund held up better than their corresponding benchmarks. Investments in Columbia Total Return Bond Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Small Cap Growth Fund II and Columbia Multi-Advisor International Equity Fund all underperformed their respective benchmark indices. The benchmark comparison for Columbia Total Return Bond Fund was hampered by the broad diversification of holdings in the fund. The fund lagged Barclays Capital U.S. Aggregate Bond Index because it had a position in high-yield bonds, which are not represented in the index. High-yield bonds were weak performers during the period. However, we believe that high-yield bonds may offer considerable opportunity going forward. As a result, we modestly raised the portfolio’s exposure to Columbia Total Return Bond Fund. We also added to several of the portfolio’s equity holdings for the same reason: We believe that stocks are undervalued by historical measures and that investors with longer-term time horizons have the potential to benefit from any market rebound in these market segments going forward.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2015 Portfolio

Portfolio allocation

as of 10/31/08 (%)
Columbia Large Cap Enhanced Core Fund	30.2
Columbia Total Return Bond Fund	29.3
Columbia Multi-Advisor International Equity Fund	12.8
Columbia Marsico Focused Equities Fund	6.9
Columbia Large Cap Value Fund	6.3
Columbia Mid Cap Growth Fund	5.2
Columbia Mid Cap Value Fund	4.6
Columbia Small Cap Value Fund II	2.3
Columbia Small Cap Growth Fund II	1.6
Columbia Acorn International	0.8

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Looking ahead

Our decision to increase fixed income exposure during the period reflected continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. Stocks of small-and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Portfolio Profile – Banc of America Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/08

–32.09% Class A shares

–31.92% Class Z shares

–36.10% S&P 500 Index

+0.30% Barclays Capital U.S. Aggregate Bond Index

Summary

■	For the 12-month period that ended October 31, 2008, the portfolio’s Class A shares returned negative 32.09%. Class Z shares returned negative 31.92%.

■

The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10% and its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.[1]

■

The portfolio’s fixed income allocation helped stem some of the losses from a declining stock market, both in the United States and abroad. The portfolio’s underlying funds delivered mixed results relative to their benchmarks.

Portfolio Management

Vikram J. Kuriyan, PhD, has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, PhD, has co-managed the portfolio since August 2006 and has been with the advisor or its predecessors or affiliate organizations since 1998.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2020 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/08

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2020 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/08 ($)
Class A	9,395
Class C	9,227
Class R	9,339
Class Z	9,452

Average annual total return as of 10/31/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	–32.09	–32.59	–32.25	–31.92
Life	–2.55	–3.27	–2.79	–2.30

Average annual total return as of 09/30/08 (%)

Share class	A	C	R	Z
1-year	–18.56	–19.19	–18.79	–18.39
Life	4.07	3.32	3.82	4.33

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	96.39
Class C	97.14
Class R	96.64
Class Z	96.14

Annual operating expense ratio after contractual waivers (%)*

Class A	0.91
Class C	1.66
Class R	1.16
Class Z	0.66

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2020 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2020 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

05/01/08 – 10/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	737.32	1,023.38	1.53	1.78	0.35
Class C	1,000.00	1,000.00	734.71	1,019.61	4.80	5.58	1.10
Class R	1,000.00	1,000.00	736.32	1,022.12	2.62	3.05	0.60
Class Z	1,000.00	1,000.00	738.38	1,024.63	0.44	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2020 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2020 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/08 ($)
Class A	8.73
Class C	8.67
Class R	8.71
Class Z	8.75

Distributions declared per share

11/01/07 – 10/31/08 ($)
Class A	0.36
Class C	0.27
Class R	0.33
Class Z	0.39

For the 12-month period that ended October 31, 2008, Banc of America Retirement 2020 Portfolio Class A shares returned negative 32.09%. Class Z shares returned negative 31.92%. The portfolio’s benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned negative 36.10% and positive 0.30%, respectively.1 As a depressed housing market, rising unemployment and higher energy and food prices pressured economic growth, most of the world’s stock markets lost ground while the U.S. bond market managed only a small return. Against this backdrop, the portfolio’s fixed income allocation helped stem losses from a declining stock market. The portfolio’s underlying funds delivered mixed results relative to their individual benchmarks.

A challenging period for investors

As fallout from the collapse of the U.S. subprime mortgage market spread to other sectors and markets, investors experienced extraordinary volatility during the 12-month period covered by this report. In this environment, the portfolio’s emphasis on stock funds accounted for its negative return. However, the portfolio’s fixed income allocations helped somewhat to cushion the portfolio against declining stock market returns. At the end of the period, approximately 74% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, down slightly from the beginning of the period. We cut back modestly on domestic mid-cap and small-cap positions, as well as international fund holdings, while adding to large-cap stock fund holdings slightly. The portfolio’s allocation to fixed income funds was approximately 26% (excluding short-term obligations), slightly higher than it was at the beginning of the period. A position in Columbia Cash Reserves was reduced.

Mixed results from underlying funds

The portfolio’s investments in Columbia Acorn International, Columbia Large Cap Value Fund, Columbia Mid Cap Growth Fund and Columbia Mid Cap Value Fund held up better than their corresponding benchmarks. Investments in Columbia Total Return Bond Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Small Cap Growth Fund II and Columbia Multi-Advisor International Equity Fund all underperformed their respective benchmark indices. The benchmark comparison for Columbia Total Return Bond Fund was hampered by the broad diversification of holdings in the fund. The fund lagged Barclays Capital U.S. Aggregate Bond Index because it had a position in high-yield bonds, which are not represented in the index. High-yield bonds were weak performers during the period. However, we believe that high-yield bonds may offer considerable opportunity going forward. As a result, we modestly raised the portfolio’s exposure to Columbia Total Return Bond Fund.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2020 Portfolio

Portfolio Allocation

as of 10/31/08 (%)
Columbia Large Cap Enhanced Core Fund	29.9
Columbia Total Return Bond Fund	26.0
Columbia Multi-Advisor International Equity Fund	13.0
Columbia Marsico Focused Equities Fund	7.7
Columbia Large Cap Value Fund	6.9
Columbia Mid Cap Growth Fund	5.5
Columbia Mid Cap Value Fund	4.9
Columbia Small Cap Value Fund II	2.8
Columbia Small Cap Growth Fund II	2.1
Columbia Acorn International	1.2
Columbia Cash Reserves	0.0	*

*	Rounds to less than 0.1%.

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Looking ahead

Our decision to reduce equity exposure and increase fixed income exposure during the period reflected continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. Stocks of small-and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Portfolio Profile – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/08

–33.82% Class A shares

–33.66% Class Z shares

–36.10% S&P 500 Index

+0.30% Barclays Capital U.S. Aggregate Bond Index

Summary

■	For the 12-month period that ended October 31, 2008, the portfolio’s Class A shares returned negative 33.82%. Class Z shares returned negative 33.66%.

■

The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10% and its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.[1]

■

The portfolio’s fixed income allocation helped stem some of the losses from a declining stock market, both in the United States and abroad. The portfolio’s underlying funds delivered mixed results relative to their benchmarks.

Portfolio Management

Vikram J. Kuriyan, PhD, has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, PhD, has co-managed the portfolio since August 2006 and has been with the advisor or its predecessors or affiliate organizations since 1998.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	16.92
Class C	17.67
Class R	17.17
Class Z	16.67

Annual operating expense ratio after contractual waivers (%)*

Class A	1.01
Class C	1.76
Class R	1.26
Class Z	0.76

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Growth of a $10,000 investment 06/01/06 – 10/31/08

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2025 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/08 ($)
Class A	8,537
Class C	8,381
Class R	8,482
Class Z	8,583

Average annual total return as of 10/31/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	–33.82	–34.29	–34.00	–33.66
Life	–6.33	–7.04	–6.58	–6.12

Average annual total return as of 09/30/08 (%)

Share class	A	C	R	Z
1-year	–19.54	–20.14	–19.79	–19.37
Life	0.40	–0.34	0.14	0.62

Banc of America Retirement 2025 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2025 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

05/01/08 – 10/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	723.70	1,023.38	1.52	1.78	0.35
Class C	1,000.00	1,000.00	720.78	1,019.61	4.76	5.58	1.10
Class R	1,000.00	1,000.00	722.39	1,022.12	2.60	3.05	0.60
Class Z	1,000.00	1,000.00	724.00	1,024.63	0.43	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2025 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2025 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/08 ($)
Class A	7.02
Class C	6.97
Class R	7.00
Class Z	7.03

Distributions declared per share

11/01/07 – 10/31/08 ($)
Class A	2.05
Class C	1.96
Class R	2.02
Class Z	2.08

For the 12-month period that ended October 31, 2008, Banc of America Retirement 2025 Portfolio Class A shares returned negative 33.82%. Class Z shares returned negative 33.66%. The fund’s benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned negative 36.10% and positive 0.30%, respectively.1 As a depressed housing market, rising unemployment and higher energy and food prices pressured economic growth, most of the world’s stock markets lost ground while the U.S. bond market managed only a small return. Against this backdrop, the portfolio’s fixed income allocation helped stem losses from a declining stock market. The portfolio’s underlying funds delivered mixed results relative to their individual benchmarks.

A challenging period for investors

As fallout from the collapse of the U.S. subprime mortgage market spread to other sectors and markets, investors experienced extraordinary volatility during the 12-month period covered by this report. In this environment, the portfolio’s emphasis on stock funds accounted for its negative return. However, the portfolio’s fixed income allocations helped somewhat to cushion the portfolio against declining stock market returns. At the end of the period, approximately 78% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, down slightly from the beginning of the period. We cut back modestly on domestic mid-cap and small-cap positions, as well as international fund holdings, while adding to large-cap stock fund holdings slightly. The portfolio’s allocation to fixed income funds was approximately 22% (excluding short-term obligations), slightly higher than it was at the beginning of the period. A position in Columbia Cash Reserves was eliminated.

Mixed results from underlying funds

The portfolio’s investments in Columbia Acorn International, Columbia Large Cap Value Fund, Columbia Mid Cap Growth Fund and Columbia Mid Cap Value Fund held up better than their corresponding benchmarks. Investments in Columbia Total Return Bond Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Small Cap Growth Fund II and Columbia Multi-Advisor International Equity Fund all underperformed their respective benchmark indices. The benchmark comparison for Columbia Total Return Bond Fund was hampered by the broad diversification of holdings in the fund. The fund lagged Barclays Capital U.S. Aggregate Bond Index because it had a position in high-yield bonds, which are not represented in the index. High-yield bonds were weak performers during the period. However, we believe that high-yield bonds may offer considerable opportunity going forward. As a result, we modestly raised the portfolio’s exposure to Columbia Total Return Bond Fund.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2025 Portfolio

Portfolio Allocation

as of 10/31/08 (%)
Columbia Large Cap Enhanced Core Fund	29.7
Columbia Total Return Bond Fund	21.6
Columbia Multi-Advisor International Equity Fund	13.5
Columbia Marsico Focused Equities Fund	8.5
Columbia Large Cap Value Fund	7.7
Columbia Mid Cap Growth Fund	6.1
Columbia Mid Cap Value Fund	5.5
Columbia Small Cap Value Fund II	3.4
Columbia Small Cap Growth Fund II	2.4
Columbia Acorn International	1.6

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Looking ahead

Our decision to reduce equity exposure and increase fixed income exposure during the period reflected continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. Stocks of small-and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Portfolio Profile – Banc of America Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/08

–35.15% Class A shares

–35.03% Class Z shares

–36.10% S&P 500 Index

+0.30% Barclays Capital U.S. Aggregate Bond Index

Summary

■	For the 12-month period that ended October 31, 2008, the portfolio’s Class A shares returned negative 35.15%. Class Z shares returned negative 35.03%.

■

The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10% and its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.[1]

■

The portfolio’s fixed income allocation helped stem some of the losses from a declining stock market, both in the United States and abroad. The portfolio’s underlying funds delivered mixed results relative to their benchmarks.

Portfolio Management

Vikram J. Kuriyan, PhD, has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, PhD, has co-managed the portfolio since August 2006 and has been with the advisor or its predecessors or affiliate organizations since 1998.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2030 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/08

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2030 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/08 ($)
Class A	8,833
Class C	8,672
Class R	8,779
Class Z	8,887

Average annual total return as of 10/31/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	–35.15	–35.65	–35.31	–35.03
Life	–5.00	–5.72	–5.24	–4.76

Average annual total return as of 09/30/08 (%)

Share class	A	C	R	Z
1-year	–20.59	–21.15	–20.82	–20.34
Life	2.16	1.41	1.91	2.46

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	84.47
Class C	85.22
Class R	84.72
Class Z	84.22

Annual operating expense ratio after contractual waivers (%)*

Class A	0.95
Class C	1.70
Class R	1.20
Class Z	0.70

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2030 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2030 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

05/01/08 – 10/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	713.29	1,023.38	1.51	1.78	0.35
Class C	1,000.00	1,000.00	710.58	1,019.61	4.73	5.58	1.10
Class R	1,000.00	1,000.00	712.79	1,022.12	2.58	3.05	0.60
Class Z	1,000.00	1,000.00	714.40	1,024.63	0.43	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2030 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2030 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/08 ($)
Class A	8.31
Class C	8.25
Class R	8.29
Class Z	8.33

Distributions declared per share

11/01/07 – 10/31/08 ($)
Class A	0.35
Class C	0.26
Class R	0.32
Class Z	0.38

For the 12-month period that ended October 31, 2008, Banc of America Retirement 2030 Portfolio Class A shares returned negative 35.15%. Class Z shares returned negative 35.03%. The portfolio’s benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned negative 36.10% and positive 0.30%, respectively.1 As a depressed housing market, rising unemployment and higher energy and food prices pressured economic growth, most of the world’s stock markets lost ground while the U.S. bond market managed only a small return. Against this backdrop, the portfolio’s fixed income allocation helped stem losses from a declining stock market. The portfolio’s underlying funds delivered mixed results relative to their individual benchmarks.

A challenging period for investors

As fallout from the collapse of the U.S. subprime mortgage market spread to other sectors and markets, investors experienced extraordinary volatility during the 12-month period covered by this report. In this environment, the portfolio’s emphasis on stock funds accounted for its negative return. However, the portfolio’s fixed income allocations helped somewhat to cushion the portfolio against declining stock market returns. At the end of the period, approximately 83% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, down slightly from the beginning of the period. We cut back modestly on selected domestic and international holdings, added a small amount to Columbia Large Cap Enhanced Core Fund and slightly increased the portfolio’s exposure to value stocks. The portfolio’s allocation to fixed income funds was approximately 17% (excluding short-term obligations), slightly higher than it was at the beginning of the period. A position in Columbia Cash Reserves was eliminated.

Mixed results from underlying funds

The portfolio’s investments in Columbia Acorn International, Columbia Large Cap Value Fund, Columbia Mid Cap Growth Fund and Columbia Mid Cap Value Fund held up better than their corresponding benchmarks. Investments in Columbia Total Return Bond Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Small Cap Growth Fund II and Columbia Multi-Advisor International Equity Fund all underperformed their respective benchmark indices. The benchmark comparison for Columbia Total Return Bond Fund was hampered by the broad diversification of holdings in the fund. The fund lagged Barclays Capital U.S. Aggregate Bond Index because it had a position in high-yield bonds, which are not represented in the index. High-yield bonds were weak performers during the period. However, we believe that high-yield bonds may offer considerable opportunity going forward. As a result, we modestly raised the portfolio’s exposure to Columbia Total Return Bond Fund.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2030 Portfolio

Portfolio Allocation

as of 10/31/08 (%)
Columbia Large Cap Enhanced Core Fund	30.7
Columbia Total Return Bond Fund	16.5
Columbia Multi-Advisor International Equity Fund	14.0
Columbia Marsico Focused Equities Fund	9.4
Columbia Large Cap Value Fund	8.6
Columbia Mid Cap Growth Fund	6.5
Columbia Mid Cap Value Fund	5.9
Columbia Small Cap Value Fund II	4.0
Columbia Small Cap Growth Fund II	2.3
Columbia Acorn International	2.1

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Looking ahead

Our decision to reduce equity exposure and increase fixed income exposure during the period reflected continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. Stocks of small-and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Portfolio Profile – Banc of America Retirement 2035 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/08

–36.65% Class A shares

–36.46% Class Z shares

–36.10% S&P 500 Index

+0.30% Barclays Capital U.S. Aggregate Bond Index

Summary

■	For the 12-month period that ended October 31, 2008, the portfolio’s Class A shares returned negative 36.65%. Class Z shares returned negative 36.46%.

■

The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10% and its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.[1]

■

The portfolio’s small fixed income allocation helped stem some of the losses from a declining stock market, both in the United States and abroad. However, the portfolio underperformed because underlying funds delivered mixed results relative to their respective benchmarks.

Portfolio Management

Vikram J. Kuriyan, PhD, has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, PhD, has co-managed the portfolio since August 2006 and has been with the advisor or its predecessors or affiliate organizations since 1998.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2035 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	15.66
Class C	16.41
Class R	15.91
Class Z	15.41

Annual operating expense ratio after contractual waivers (%)*

Class A	1.05
Class C	1.80
Class R	1.30
Class Z	0.80

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Growth of a $10,000 investment 06/01/06 – 10/31/08

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2035 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/08 ($)
Class A	8,257
Class C	8,106
Class R	8,202
Class Z	8,312

Average annual total return as of 10/31/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	–36.65	–37.12	–36.84	–36.46
Life	–7.61	–8.32	–7.87	–7.36

Average annual total return as of 09/30/08 (%)

Share class	A	C	R	Z
1-year	–21.33	–21.93	–21.52	–21.14
Life	–0.21	–0.95	–0.47	0.05

Banc of America Retirement 2035 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2035 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

05/01/08 – 10/31/08
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	701.28	1,023.38	1.50	1.78	0.35
Class C	1,000.00	1,000.00	698.41	1,019.61	4.70	5.58	1.10
Class R	1,000.00	1,000.00	700.02	1,022.12	2.56	3.05	0.60
Class Z	1,000.00	1,000.00	701.88	1,024.63	0.43	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* Banc of America Retirement 2035 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2035 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/08 ($)
Class A	7.02
Class C	6.97
Class R	7.00
Class Z	7.04

Distributions declared per share

11/01/07 – 10/31/08 ($)
Class A	1.72
Class C	1.63
Class R	1.69
Class Z	1.75

For the 12-month period that ended October 31, 2008, Banc of America Retirement 2035 Portfolio Class A shares returned negative 36.65%. Class Z shares returned negative 36.46%. The portfolio’s benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned negative 36.10% and positive 0.30%, respectively.1 As a depressed housing market, rising unemployment and higher energy and food prices pressured economic growth, most of the world’s stock markets lost ground while the U.S. bond market managed only a small return. Against this backdrop, the portfolio’s fixed income allocation modestly helped stem losses from a declining stock market. However, the portfolio underperformed because underlying funds delivered mixed results relative to their individual benchmarks.

A challenging period for investors

As fallout from the collapse of the U.S. subprime mortgage market spread to other sectors and markets, investors experienced extraordinary volatility during the 12-month period covered by this report. In this environment, the portfolio’s emphasis on stock funds accounted for its negative return while its allocation to fixed income helped somewhat to cushion the portfolio against declining stock market returns. At the end of the period, approximately 87% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, down slightly from the beginning of the period. We cut back modestly on domestic mid-cap and small-cap positions, as well as international portfolio holdings, while adding to large-cap stock portfolio holdings slightly. The portfolio’s allocation to fixed income funds was approximately 13% (excluding short-term obligations), slightly higher than it was at the beginning of the period. A position in Columbia Cash Reserves was reduced.

Mixed results from underlying funds

The portfolio’s investments in Columbia Acorn International, Columbia Large Cap Value Fund, Columbia Mid Cap Growth Fund and Columbia Mid Cap Value Fund held up better than their corresponding benchmarks. Investments in Columbia Total Return Bond Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Small Cap Growth Fund II and Columbia Multi-Advisor International Equity Fund all underperformed their respective benchmark indices. The benchmark comparison for Columbia Total Return Bond Fund was hampered by the broad diversification of holdings in the fund. The fund lagged Barclays Capital U.S. Aggregate Bond Index because it had a position in high-yield bonds, which are not represented in the index. High-yield bonds were weak performers during the period. However, we believe that high-yield bonds may offer considerable opportunity going forward. As a result, we modestly raised the portfolio’s exposure to Columbia Total Return Bond Fund.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2035 Portfolio

Portfolio Allocation

as of 10/31/08 (%)
Columbia Large Cap Enhanced Core Fund	31.0
Columbia Multi-Advisor International Equity Fund	14.1
Columbia Total Return Bond Fund	12.6
Columbia Marsico Focused Equities Fund	10.2
Columbia Large Cap Value Fund	9.4
Columbia Mid Cap Growth Fund	6.9
Columbia Mid Cap Value Fund	6.3
Columbia Small Cap Value Fund II	4.3
Columbia Acorn International	2.6
Columbia Small Cap Growth Fund II	2.5
Columbia Cash Reserves	0.0	*
*	Rounds to less than 0.1%.

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Looking ahead

Our decision to reduce equity exposure and increase fixed income exposure during the period reflected continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn. In this environment, we believe that long-term investors should remain focused on their goals.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. Stocks of small-and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Portfolio Profile – Banc of America Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Summary

1-year return as of 10/31/08

–37.96% Class A shares

–37.75% Class Z shares

–36.10% S&P 500 Index

+0.30% Barclays Capital U.S. Aggregate Bond Index

Summary

■	For the 12-month period that ended October 31, 2008, the portfolio’s Class A shares returned negative 37.96%. Class Z shares returned negative 37.75%.

■

The portfolio’s equity benchmark, the S&P 500 Index, returned negative 36.10% and its fixed-income benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned positive 0.30%.[1]

■

The portfolio’s small fixed income allocation helped stem some of the losses from a declining stock market, both in the United States and abroad. However, the portfolio underperformed because underlying funds delivered mixed results relative to their respective benchmarks.

Portfolio Management

Vikram J. Kuriyan, PhD, has managed the portfolio from its inception in June 2006 until August 2006, and has co-managed the portfolio since August 2006. Dr. Kuriyan has been with the advisor or its predecessors or affiliate organizations since 2000.

Anwiti Bahuguna, PhD, has co-managed the portfolio since August 2006 and has been with the advisor or its predecessors or affiliate organizations since 1998.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance Information – Banc of America Retirement 2040 Portfolio

Growth of a $10,000 investment 06/01/06 – 10/31/08

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Banc of America Retirement 2040 Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Performance of a $10,000 investment 06/01/06 – 10/31/08 ($)
Class A	8,550
Class C	8,403
Class R	8,497
Class Z	8,603

Average annual total return as of 10/31/08 (%)

Share class	A	C	R	Z
Inception	06/01/06	06/01/06	06/01/06	06/01/06
1-year	–37.96	–38.38	–38.12	–37.75
Life	–6.27	–6.94	–6.51	–6.03

Average annual total return as of 09/30/08 (%)

Share class	A	C	R	Z
1-year	–22.41	–22.97	–22.58	–22.18
Life	1.56	0.82	1.32	1.82

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	30.05
Class C	30.80
Class R	30.30
Class Z	29.80

Annual operating expense ratio after contractual waivers (%)*

Class A	1.03
Class C	1.78
Class R	1.28
Class Z	0.78

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the portfolio’s prospectus that is current as of the date of this report and include the expenses incurred by the underlying funds in which the portfolio invests. The contractual waiver expires 02/28/18. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the underlying funds, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Banc of America Retirement 2040 Portfolio shares are sold at net asset value (NAV). Class Z shares are sold at NAV with no distribution and service (Rule 12b-1) fees. Performance for each share class will vary based on differences in fees associated with each class. Each share class has specific eligibility requirements. Please see the portfolio’s prospectus for details. Performance results reflect any fee waivers or reimbursements of portfolio expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions, if any.

The portfolio’s life performance has been positively impacted by the favorable relationship between the timing of receipt of expense reimbursements by the portfolio from the investment advisor and the payment by the portfolio of its expenses. This timing difference resulted in the portfolio having additional cash that was invested in the underlying funds, in turn producing incremental returns to the portfolio based on the investment performance of these underlying funds. Due to the relatively small size of the portfolio, the positive impact on performance from the investment of the additional cash was significant.

The tables do not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or on the redemption of portfolio shares.

Understanding Your Expenses – Banc of America Retirement 2040 Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the portfolio with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the portfolio will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the portfolio’s annualized expense ratios used to calculate the expense information below.

05/01/08 – 10/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	690.22	1,023.38	1.49	1.78	0.35
Class C	1,000.00	1,000.00	688.21	1,019.61	4.67	5.58	1.10
Class R	1,000.00	1,000.00	689.01	1,022.12	2.55	3.05	0.60
Class Z	1,000.00	1,000.00	691.88	1,024.63	0.43	0.51	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a substantial portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Banc of America Retirement 2040 Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

Portfolio Managers’ Report – Banc of America Retirement 2040 Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.bancofamericafunds.com for daily and most recent month-end performance updates.

Net asset value per share

as of 10/31/08 ($)
Class A	8.13
Class C	8.08
Class R	8.11
Class Z	8.15

Distributions declared per share

11/01/07 – 10/31/08 ($)
Class A	0.42
Class C	0.32
Class R	0.38
Class Z	0.45

For the 12-month period that ended October 31, 2008, Banc of America Retirement 2040 Portfolio Class A shares returned negative 37.96%. Class Z shares returned negative 37.75%. The portfolio’s benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index), returned negative 36.10% and positive 0.30%, respectively.1 As a depressed housing market, rising unemployment and higher energy and food prices pressured economic growth, most of the world’s stock markets lost ground while the U.S. bond market managed only a small return. Against this backdrop, the portfolio’s fixed income allocation modestly helped stem losses from a declining stock market. However, the portfolio underperformed because underlying funds delivered mixed results relative to their individual benchmarks.

A challenging period for investors

As fallout from the collapse of the U.S. subprime mortgage market spread to other sectors and markets, investors experienced extraordinary volatility during the 12-month period covered by this report. In this environment, the portfolio’s emphasis on stock funds accounted for its negative return. However, the portfolio’s small fixed income allocation helped somewhat to cushion it against declining stock market returns. At the end of the period, approximately 92% of the portfolio’s assets (excluding short-term obligations) was invested in stock funds, down slightly from the beginning of the period. We cut back modestly on most equity portfolio holdings, with the exception of the large cap funds, to which we added slightly as we increased exposure to large cap equity funds relative to small- and mid-sized equity holdings. We raised the portfolio’s allocation to fixed income funds to approximately 8% (excluding short-term obligations), from 2.9% at the beginning of the period. A position in Columbia Cash Reserves was reduced.

Mixed results from underlying funds

The portfolio’s investments in Columbia Acorn International, Columbia Large Cap Value Fund, Columbia Mid Cap Growth Fund and Columbia Mid Cap Value Fund held up better than their corresponding benchmarks. Investments in Columbia Total Return Bond Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Small Cap Growth Fund II and Columbia Multi-Advisor International Equity Fund all underperformed their respective benchmark indices. The benchmark comparison for Columbia Total Return Bond Fund was hampered by the broad diversification of holdings in the fund. The fund lagged Barclays Capital U.S. Aggregate Bond Index because it had a position in high-yield bonds, which are not represented in the index. High-yield bonds were weak performers during the period. However, we believe that high-yield bonds may offer considerable opportunity going forward. As a result, we raised the portfolio’s exposure to Columbia Total Return Bond Fund.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the portfolio may not match those in an index.

Portfolio Managers’ Report (continued) – Banc of America Retirement 2040 Portfolio

Portfolio Allocation

as of 10/31/08 (%)
Columbia Large Cap Enhanced Core Fund	30.1
Columbia Multi-Advisor International Equity Fund	14.5
Columbia Marsico Focused Equities Fund	11.3
Columbia Large Cap Value Fund	10.5
Columbia Mid Cap Growth Fund	7.7
Columbia Total Return Bond Fund	7.5
Columbia Mid Cap Value Fund	7.0
Columbia Small Cap Value Fund II	5.1
Columbia Acorn International	3.2
Columbia Small Cap Growth Fund II	3.1
Columbia Cash Reserves	0.0	*

*	Rounds to less than 0.1%.

Portfolio allocation is calculated as a percentage of total investments, excluding short-term investments.

Looking ahead

Our decision to reduce equity exposure and increase fixed income exposure during the period reflected continued uncertainty about the U.S. and global economies. The economic landscape weakened considerably near the end of the period as a credit crisis and rising unemployment weighed on consumer demand. However, the Federal Reserve and the U.S. Treasury have taken steps to restore confidence in the capital markets and we believe that they will continue to pursue options to prevent a protracted economic downturn. In this environment, we believe that long-term investors should remain focused on their goals.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Banc of America Funds.

The following is a summary of some of the principal risks of investing in the Banc of America Funds: Expenses and investment risks related to the underlying funds may differ for each of the Banc of America Funds and will vary over time, as the mix of stock and bond funds changes. The portfolio may add or remove underlying funds at any time. A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager. Investment risks associated with the Banc of America Funds include stock market fluctuations due to business and economic developments. Stocks of small-and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing may involve certain risks, including currency risk, risk associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop and vice versa. The value of bond investments can decline and the investor can lose principal value. Detailed information about each of the Banc of America Funds and the underlying funds’ investment strategies and risks may be found in their prospectuses and Statements of Additional Information. Investments in high-yield bonds (sometimes referred to as “junk” bonds) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Investment Portfolio – Banc of America Retirement 2005 Portfolio

October 31, 2008

		Shares	Value ($)
Investment Companies (a) – 99.8%
	Columbia Acorn International, Class Z	1	16
	Columbia High Income Fund, Class Z	3,847	24,272
	Columbia Large Cap Enhanced Core Fund, Class Z	24,582	234,514
	Columbia Large Cap Value Fund, Class Z	4,374	39,756
	Columbia Marsico Focused Equities Fund, Class Z	2,701	44,887
	Columbia Mid Cap Growth Fund, Class Z	1,918	30,893
	Columbia Mid Cap Value Fund, Class Z	3,210	30,144
	Columbia Multi-Advisor International Equity Fund, Class Z	10,360	93,859
	Columbia Short Term Bond Fund, Class Z	5,732	53,713
	Columbia Small Cap Growth Fund II, Class Z	1,250	10,285
	Columbia Small Cap Value Fund II, Class Z	1,591	15,560
	Columbia Total Return Bond Fund, Class Z	38,358	322,595

	Total Investment Companies (Cost of $1,263,143)		900,494

		Par ($)
Short-Term Obligation – 8.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/08, due 11/03/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 07/09/10, market value $81,800 (repurchase proceeds $77,000)	77,000	77,000

	Total Short-Term Obligation (Cost of $77,000)		77,000

	Total Investments – 108.3% (Cost of $1,340,143) (b)		977,494

	Other Assets & Liabilities, Net – (8.3)%		(74,679)

	Net Assets – 100.0%		902,815

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,342,843.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2010 Portfolio

October 31, 2008

		Shares	Value ($)
Investment Companies (a) – 99.8%
	Columbia Acorn International, Class Z	67	1,518
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia High Income Fund, Class Z	2,592	16,358
	Columbia Large Cap Enhanced Core Fund, Class Z	33,052	315,312
	Columbia Large Cap Value Fund, Class Z	6,672	60,651
	Columbia Marsico Focused Equities Fund, Class Z	4,037	67,095
	Columbia Mid Cap Growth Fund, Class Z	3,129	50,414
	Columbia Mid Cap Value Fund, Class Z	5,256	49,352
	Columbia Multi-Advisor International Equity Fund, Class Z	15,268	138,324
	Columbia Small Cap Growth Fund II, Class Z	2,172	17,878
	Columbia Small Cap Value Fund II, Class Z	2,605	25,474
	Columbia Total Return Bond Fund, Class Z	45,920	386,188

	Total Investment Companies (Cost of $1,595,156)		1,128,565

		Par ($)
Short-Term Obligation – 6.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/08, due 11/03/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 07/09/10, market value $81,800 (repurchase proceeds $77,000)	77,000	77,000

	Total Short-Term Obligation (Cost of $77,000)		77,000

	Total Investments – 106.6% (Cost of $1,672,156) (b)		1,205,565

	Other Assets & Liabilities, Net – (6.6)%		(74,384)

	Net Assets – 100.0%		1,131,181

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $1,691,894.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2015 Portfolio

October 31, 2008

		Shares	Value ($)
Investment Companies (a) – 99.9%
	Columbia Acorn International, Class Z	456	10,415
	Columbia Large Cap Enhanced Core Fund, Class Z	43,372	413,766
	Columbia Large Cap Value Fund, Class Z	9,432	85,734
	Columbia Marsico Focused Equities Fund, Class Z	5,721	95,080
	Columbia Mid Cap Growth Fund, Class Z	4,410	71,053
	Columbia Mid Cap Value Fund, Class Z	6,669	62,621
	Columbia Multi-Advisor International Equity Fund, Class Z	19,331	175,136
	Columbia Small Cap Growth Fund II, Class Z	2,670	21,976
	Columbia Small Cap Value Fund II, Class Z	3,291	32,182
	Columbia Total Return Bond Fund, Class Z	47,698	401,140

	Total Investment Companies (Cost of $1,937,836)		1,369,103

		Par ($)
Short-Term Obligation – 5.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/08, due 11/03/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 07/09/10, market value of $81,800 (repurchase proceeds $78,000)	78,000	78,000

	Total Short-Term Obligation (Cost of $78,000)		78,000

	Total Investments – 105.6% (Cost of $2,015,836) (b)		1,447,103

	Other Assets & Liabilities, Net – (5.6)%		(76,215)

	Net Assets – 100.0%		1,370,888

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,113,237.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2020 Portfolio

October 31, 2008

		Shares	Value ($)
Investment Companies (a) – 99.8%
	Columbia Acorn International, Class Z	705	16,097
	Columbia Cash Reserves, Capital Class Shares	1	1
	Columbia Large Cap Enhanced Core Fund, Class Z	43,213	412,251
	Columbia Large Cap Value Fund, Class Z	10,438	94,886
	Columbia Marsico Focused Equities Fund, Class Z	6,348	105,499
	Columbia Mid Cap Growth Fund, Class Z	4,713	75,934
	Columbia Mid Cap Value Fund, Class Z	7,177	67,391
	Columbia Multi-Advisor International Equity Fund, Class Z	19,793	179,324
	Columbia Small Cap Growth Fund II, Class Z	3,442	28,329
	Columbia Small Cap Value Fund II, Class Z	4,018	39,293
	Columbia Total Return Bond Fund, Class Z	42,537	357,735

	Total Investment Companies (Cost of $1,905,573)		1,376,740

		Par ($)
Short-Term Obligation – 5.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/08, due 11/03/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 07/09/10, market value of $86,913 (repurchase proceeds $82,000)	82,000	82,000

	Total Short-Term Obligation (Cost of $82,000)		82,000

	Total Investments – 105.7% (Cost of $1,987,573) (b)		1,458,740

	Other Assets & Liabilities, Net – (5.7)%		(78,860)

	Net Assets – 100.0%		1,379,880

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,093,736.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2025 Portfolio

October 31, 2008

		Shares	Value ($)
Investment Companies (a) – 99.9%
	Columbia Acorn International, Class Z	1,087	24,794
	Columbia Large Cap Enhanced Core Fund, Class Z	47,912	457,084
	Columbia Large Cap Value Fund, Class Z	12,973	117,925
	Columbia Marsico Focused Equities Fund, Class Z	7,880	130,969
	Columbia Mid Cap Growth Fund, Class Z	5,817	93,714
	Columbia Mid Cap Value Fund, Class Z	8,967	84,196
	Columbia Multi-Advisor International Equity Fund, Class Z	22,975	208,156
	Columbia Small Cap Growth Fund II, Class Z	4,559	37,517
	Columbia Small Cap Value Fund II, Class Z	5,402	52,833
	Columbia Total Return Bond Fund, Class Z	39,541	332,541

	Total Investment Companies (Cost of $2,236,237)		1,539,729

		Par ($)
Short-Term Obligation – 5.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/08, due 11/03/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 07/09/10, market value $81,800 (repurchase proceeds $80,000)	80,000	80,000

	Total Short-Term Obligation (Cost of $80,000)		80,000

	Total Investments – 105.1% (Cost of $2,316,237) (b)		1,619,729

	Other Assets & Liabilities, Net – (5.1)%		(78,028)

	Net Assets – 100.0%		1,541,701

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,360,187.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2030 Portfolio

October 31, 2008

		Shares	Value ($)
Investment Companies (a) – 99.4%
	Columbia Acorn International, Class Z	1,668	38,071
	Columbia Large Cap Enhanced Core Fund, Class Z	57,577	549,285
	Columbia Large Cap Value Fund, Class Z	16,813	152,830
	Columbia Marsico Focused Equities Fund, Class Z	10,097	167,815
	Columbia Mid Cap Growth Fund, Class Z	7,226	116,409
	Columbia Mid Cap Value Fund, Class Z	11,176	104,944
	Columbia Multi-Advisor International Equity Fund, Class Z	27,650	250,510
	Columbia Small Cap Growth Fund II, Class Z	4,941	40,662
	Columbia Small Cap Value Fund II, Class Z	7,339	71,778
	Columbia Total Return Bond Fund, Class Z	35,088	295,089

	Total Investment Companies (Cost of $2,630,972)		1,787,393

		Par ($)
Short-Term Obligation – 4.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/08, due 11/03/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 07/09/10, market value $81,800 (repurchase proceeds $76,000)	76,000	76,000

	Total Short-Term Obligation (Cost of $76,000)		76,000

	Total Investments – 103.6% (Cost of $2,706,972) (b)		1,863,393

	Other Assets & Liabilities, Net – (3.6)%		(64,999)

	Net Assets – 100.0%		1,798,394

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $2,732,157.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2035 Portfolio

October 31, 2008

		Shares	Value ($)
Investment Companies (a) – 99.8%
	Columbia Acorn International, Class Z	2,527	57,671
	Columbia Cash Reserves, Capital Class Shares	2	2
	Columbia Large Cap Enhanced Core Fund, Class Z	71,466	681,784
	Columbia Large Cap Value Fund, Class Z	22,735	206,664
	Columbia Marsico Focused Equities Fund, Class Z	13,499	224,358
	Columbia Mid Cap Growth Fund, Class Z	9,407	151,548
	Columbia Mid Cap Value Fund, Class Z	14,675	137,801
	Columbia Multi-Advisor International Equity Fund, Class Z	34,224	310,066
	Columbia Small Cap Growth Fund II, Class Z	6,664	54,842
	Columbia Small Cap Value Fund II, Class Z	9,668	94,548
	Columbia Total Return Bond Fund, Class Z	32,911	276,784

	Total Investment Companies (Cost of $3,178,117)		2,196,068

		Par ($)
Short-Term Obligation – 3.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/08, due 11/03/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 07/09/10, market value $81,800 (repurchase proceeds $78,000)	78,000	78,000

	Total Short-Term Obligation (Cost of $78,000)		78,000

	Total Investments – 103.4% (Cost of $3,256,117) (b)		2,274,068

	Other Assets & Liabilities, Net – (3.4)%		(74,580)

	Net Assets – 100.0%		2,199,488

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $3,298,027.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Banc of America Retirement 2040 Portfolio

October 31, 2008

		Shares	Value ($)
Investment Companies (a) – 99.9%
	Columbia Acorn International, Class Z	4,262	97,265
	Columbia Cash Reserves, Capital Class Shares	16	16
	Columbia Large Cap Enhanced Core Fund, Class Z	95,630	912,311
	Columbia Large Cap Value Fund, Class Z	35,071	318,797
	Columbia Marsico Focused Equities Fund, Class Z	20,567	341,819
	Columbia Mid Cap Growth Fund, Class Z	14,424	232,365
	Columbia Mid Cap Value Fund, Class Z	22,716	213,301
	Columbia Multi-Advisor International Equity Fund, Class Z	48,308	437,673
	Columbia Small Cap Growth Fund II, Class Z	11,422	94,001
	Columbia Small Cap Value Fund II, Class Z	15,689	153,438
	Columbia Total Return Bond Fund, Class Z	26,935	226,519

	Total Investment Companies (Cost of $4,381,087)		3,027,505

		Par ($)
Short-Term Obligation – 2.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/08, due 11/03/08 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 07/09/10, market value $76,688 (repurchase proceeds $71,000)	71,000	71,000

	Total Short-Term Obligation (Cost of $71,000)		71,000

	Total Investments – 102.2% (Cost of $4,452,087) (b)		3,098,505

	Other Assets & Liabilities, Net – (2.2)%		(66,936)

	Net Assets – 100.0%		3,031,569

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $4,579,828.

See Accompanying Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities – Banc of America Funds

October 31, 2008

	($)	($)	($)	($)
	Banc of America Retirement 2005 Portfolio	Banc of America Retirement 2010 Portfolio	Banc of America Retirement 2015 Portfolio	Banc of America Retirement 2020 Portfolio
Assets
Repurchase agreement, at cost	77,000	77,000	78,000	82,000
Affiliated investments, at cost	1,263,143	1,595,156	1,937,836	1,905,573

Total investments, at cost	1,340,143	1,672,156	2,015,836	1,987,573

Repurchase agreement, at value	77,000	77,000	78,000	82,000
Affiliated investments, at value	900,494	1,128,565	1,369,103	1,376,740

Total investments, at value	977,494	1,205,565	1,447,103	1,458,740

Cash	623	406	900	991
Receivable for:
Investments sold	—	—	100	—
Portfolio shares sold	500	—	—	625
Expense reimbursement due from investment advisor	8,536	8,468	7,780	8,930
Other assets	—	1	2	1

Total assets	987,153	1,214,440	1,455,885	1,469,287

Liabilities
Payable for:
Investments purchased	100	—	—	125
Portfolio shares repurchased	—	—	—	—
Investment advisory fee	74	91	122	110
Transfer agent fee	19	66	67	173
Trustees’ fees	19,240	19,240	19,270	19,240
Audit fee	21,798	21,800	21,800	21,800
Legal fee	29,041	29,044	28,763	28,863
Pricing and bookkeeping fees	2,166	2,166	2,166	2,166
Custody fee	831	846	846	846
Registration fee	284	95	2,250	7,401
Distribution and service fees	71	15	13	15
Reports to shareholders	10,157	9,335	9,144	8,110
Chief compliance officer expenses	50	50	50	50
Other liabilities	507	511	506	508

Total liabilities	84,338	83,259	84,997	89,407

Net Assets	902,815	1,131,181	1,370,888	1,379,880

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Banc of America Retirement 2025 Portfolio	Banc of America Retirement 2030 Portfolio	Banc of America Retirement 2035 Portfolio	Banc of America Retirement 2040 Portfolio

80,000	76,000	78,000	71,000
2,236,237	2,630,972	3,178,117	4,381,087

2,316,237	2,706,972	3,256,117	4,452,087

80,000	76,000	78,000	71,000
1,539,729	1,787,393	2,196,068	3,027,505

1,619,729	1,863,393	2,274,068	3,098,505

513	875	39	619

—	—	—	1,500
750	11,600	3,200	5,050
10,160	10,790	11,231	14,848
2	2	2	3

1,631,154	1,886,660	2,288,540	3,120,525

150	—	1,009	—
—	—	91	1,500
134	142	178	232
212	303	304	804
19,241	19,241	19,240	19,240
21,800	21,800	21,800	21,800
28,763	28,763	28,763	28,863
2,166	2,166	2,166	2,166
846	846	831	831
7,411	7,411	7,411	7,140
12	14	11	14
8,161	7,024	6,686	5,809
50	50	54	51
507	506	508	506

89,453	88,266	89,052	88,956

1,541,701	1,798,394	2,199,488	3,031,569

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Banc of America Funds

October 31, 2008

	($)	($)	($)	($)
	Banc of America Retirement 2005 Portfolio	Banc of America Retirement 2010 Portfolio	Banc of America Retirement 2015 Portfolio	Banc of America Retirement 2020 Portfolio
Net Assets Consist of
Paid-in capital	1,235,245	1,595,199	2,016,088	1,962,994
Undistributed net investment income	21,235	24,149	28,909	20,629
Accumulated net realized gain (loss)	8,984	(21,576)	(105,376)	(74,910)
Net unrealized depreciation on investments	(362,649)	(466,591)	(568,733)	(528,833)

Net Assets	902,815	1,131,181	1,370,888	1,379,880

Class A
Net assets	$46,580	$9,550	$8,905	$9,400
Shares outstanding	5,161	1,077	1,121	1,076
Net asset value per share	$9.03	$8.87	$7.94	$8.73	(a)

Class C
Net assets	$46,117	$9,379	$8,746	$9,231
Shares outstanding	5,145	1,065	1,109	1,064
Net asset value per share	$8.96	$8.81	$7.89	$8.67	(a)

Class R
Net assets	$46,426	$9,491	$8,848	$9,343
Shares outstanding	5,156	1,073	1,117	1,072
Net asset value per share	$9.00	$8.84 (a)	$7.92	$8.71	(a)

Class Z
Net assets	$763,692	$1,102,761	$1,344,389	$1,351,906
Shares outstanding	84,398	124,107	168,897	154,497
Net asset value per share	$9.05	$8.89	$7.96	$8.75

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Banc of America Retirement 2025 Portfolio	Banc of America Retirement 2030 Portfolio	Banc of America Retirement 2035 Portfolio	Banc of America Retirement 2040 Portfolio

2,225,123	2,610,879	3,149,069	4,411,462
20,220	18,306	15,506	16,888
(7,134)	12,788	16,962	(43,199)
(696,508)	(843,579)	(982,049)	(1,353,582)

1,541,701	1,798,394	2,199,488	3,031,569

$8,537	$8,831	$8,258	$8,551
1,216	1,063	1,176	1,052
$7.02	$8.31	$7.02	$8.13

$8,384	$8,672	$8,110	$8,398
1,202	1,051	1,163	1,040
$6.97 (a)	$8.25	$6.97	$8.08

$8,486	$8,776	$8,206	$8,502
1,212	1,059	1,172	1,047
$7.00	$8.29	$7.00	$8.11 (a)

$1,516,294	$1,772,115	$2,174,914	$3,006,118
215,704	212,789	308,889	368,985
$7.03	$8.33	$7.04	$8.15

See Accompanying Notes to Financial Statements.

Statements of Operations – Banc of America Funds

For the Year Ended October 31, 2008

	($)	($)	($)	($)
	Banc of America Retirement 2005 Portfolio	Banc of America Retirement 2010 Portfolio	Banc of America Retirement 2015 Portfolio	Banc of America Retirement 2020 Portfolio
Investment Income
Dividends from affiliates	44,700	56,543	72,719	50,117
Interest	1,459	1,439	1,488	1,479

Total Investment Income	46,159	57,982	74,207	51,596

Expenses
Investment advisory fee	1,100	1,459	2,001	1,520
Distribution fee:
Class C	429	90	84	90
Class R	287	60	57	61
Service fee:
Class A	144	30	29	31
Class C	143	30	28	30
Transfer agent fee	274	747	895	1,701
Pricing and bookeeping fees	27,276	27,222	27,276	27,276
Trustees’ fees	10,045	10,046	10,076	10,046
Custody fee	5,000	5,014	5,014	5,014
Registration fees	33,246	39,487	28,819	40,636
Audit fee	26,625	26,627	26,627	26,627
Legal fees	61,687	61,690	61,411	61,510
Reports to shareholders	14,944	15,055	14,994	13,905
Chief compliance officer expenses	600	600	600	600
Other expenses	7,640	7,647	7,649	7,645

Total Expenses	189,440	195,804	185,560	196,692
Fees waived or expenses reimbursed by investment advisor	(187,337)	(194,135)	(183,361)	(194,960)

Net Expenses	2,103	1,669	2,199	1,732

Net Investment Income	44,056	56,313	72,008	49,864

Net Realized and Unrealized Gain (Loss) on Investments and Capital Gains Distributions Received
Net realized gain (loss) on:
Affiliated investments	(14,021)	(48,616)	(149,400)	(109,848)
Capital gains distributions received from affiliated investments	24,222	36,545	51,694	38,042

Net realized gain (loss)	10,201	(12,071)	(97,706)	(71,806)
Net change in unrealized appreciation (depreciation) on investments	(377,951)	(495,835)	(632,603)	(558,711)

Net Loss	(367,750)	(507,906)	(730,309)	(630,517)

Net Decrease Resulting from Operations	(323,694)	(451,593)	(658,301)	(580,653)

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)
Banc of America Retirement 2025 Portfolio	Banc of America Retirement 2030 Portfolio	Banc of America Retirement 2035 Portfolio	Banc of America Retirement 2040 Portfolio

52,999	54,069	59,262	74,704
1,424	1,453	1,337	1,418

54,423	55,522	60,599	76,122

1,765	1,919	2,111	3,099

84	87	83	87
56	59	56	59

28	30	28	30
28	29	27	29
2,088	2,829	2,723	7,463
27,276	27,276	27,276	27,276
10,046	10,046	10,045	10,045
5,014	5,014	5,000	5,000
40,545	40,608	40,575	40,929
26,627	26,627	26,627	26,627
61,411	61,410	61,411	61,510
15,044	15,322	18,608	20,417
600	600	644	642
7,642	7,646	7,649	7,664

198,254	199,502	202,863	210,877
(196,293)	(197,378)	(200,558)	(207,573)

1,961	2,124	2,305	3,304

52,462	53,398	58,294	72,818

(46,741)	(35,724)	(38,814)	(122,472)
44,157	50,432	64,134	90,568

(2,584)	14,708	25,320	(31,904)
(737,044)	(882,149)	(1,060,237)	(1,469,569)

(739,628)	(867,441)	(1,034,917)	(1,501,473)

(687,166)	(814,043)	(976,623)	(1,428,655)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Banc of America Funds

Increase (Decrease) in Net Assets	Banc of America Retirement 2005 Portfolio		Banc of America Retirement 2010 Portfolio
	Year Ended October 31,		Year Ended October 31,
	2008 ($)	2007 ($)	2008 ($)	2007 ($)
Operations
Net investment income	44,056	7,683	56,313	10,349
Net realized gain (loss) on investments and capital gains distributions received from affiliated investments	10,201	5,090	(12,071)	(6,412)
Net change in unrealized appreciation (depreciation) on investments	(377,951)	10,756	(495,835)	24,452

Net Increase (Decrease) Resulting from Operations	(323,694)	23,529	(451,593)	28,389

Distributions to Shareholders
From net investment income:
Class A	(1,460)	(464)	(308)	(419)
Class C	(1,012)	(417)	(212)	(371)
Class R	(1,312)	(447)	(276)	(403)
Class Z	(25,834)	(480)	(40,575)	(813)
From net realized gains:
Class A	(310)	(153)	(21)	(158)
Class C	(312)	(153)	(21)	(158)
Class R	(311)	(153)	(20)	(158)
Class Z	(4,975)	(153)	(2,467)	(295)

Total Distributions to Shareholders	(35,526)	(2,420)	(43,900)	(2,775)

Net Capital Share Transactions	23,446	1,171,801	75,583	1,469,616
Total Increase (Decrease) in Net Assets	(335,774)	1,192,910	(419,910)	1,495,230

Net Assets
Beginning of period	1,238,589	45,679	1,551,091	55,861
End of period	902,815	1,238,589	1,131,181	1,551,091
Undistributed net investment income at end of period	21,235	6,997	24,149	9,408

See Accompanying Notes to Financial Statements.

Banc of America Retirement 2015 Portfolio		Banc of America Retirement 2020 Portfolio		Banc of America Retirement 2025 Portfolio
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2008 ($)	2007 ($)	2008 ($)	2007 ($)	2008 ($)	2007 ($)

72,008	54,148	49,864	7,360	52,462	50,557

(97,706)	139,107	(71,806)	4,525	(2,584)	207,664

(632,603)	(18,046)	(558,711)	24,545	(737,044)	(73,684)

(658,301)	175,209	(580,653)	36,430	(687,166)	184,537

(338)	(139)	(313)	(374)	(329)	(133)
(247)	(93)	(215)	(327)	(237)	(87)
(307)	(123)	(280)	(358)	(298)	(118)
(61,682)	(39,034)	(34,881)	(823)	(42,292)	(44,652)

(859)	(5)	(65)	(162)	(1,748)	(8)
(855)	(3)	(65)	(163)	(1,741)	(7)
(858)	(3)	(65)	(163)	(1,745)	(7)
(143,947)	(885)	(6,541)	(344)	(206,065)	(2,198)

(209,093)	(40,285)	(42,425)	(2,714)	(254,455)	(47,210)

431,181	(1,170,060)	586,253	1,333,739	1,012,876	(2,138,306)
(436,213)	(1,035,136)	(36,825)	1,367,455	71,255	(2,000,979)

1,807,101	2,842,237	1,416,705	49,250	1,470,446	3,471,425
1,370,888	1,807,101	1,379,880	1,416,705	1,541,701	1,470,446
28,909	20,239	20,629	6,454	20,220	11,119

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Banc of America Funds

Increase (Decrease) in Net Assets	Banc of America Retirement 2030 Portfolio		Banc of America Retirement 2035 Portfolio
	Year Ended October 31,		Year Ended October 31,
	2008 ($)	2007 ($)	2008 ($)	2007 ($)
Operations
Net investment income	53,398	7,465	58,294	48,338
Net realized gain (loss) on investments and capital gains distributions received from affiliated investments	14,708	6,131	25,320	207,949
Net change in unrealized appreciation (depreciation) on investments	(882,149)	31,905	(1,060,237)	(38,742)

Net Increase (Decrease) Resulting from Operations	(814,043)	45,501	(976,623)	217,545

Distributions to Shareholders
From net investment income:
Class A	(304)	(276)	(324)	(129)
Class C	(207)	(229)	(232)	(83)
Class R	(271)	(261)	(294)	(114)
Class Z	(40,073)	(1,963)	(52,935)	(40,361)
From net realized gains:
Class A	(60)	(113)	(1,415)	(6)
Class C	(59)	(113)	(1,410)	(6)
Class R	(60)	(113)	(1,413)	(6)
Class Z	(7,091)	(757)	(211,301)	(1,534)

Total Distributions to Shareholders	(48,125)	(3,825)	(269,324)	(42,239)

Net Capital Share Transactions	1,029,715	1,516,164	1,542,683	(1,409,828)
Total Increase (Decrease) in Net Assets	167,547	1,557,840	296,736	(1,234,522)

Net Assets
Beginning of period	1,630,847	73,007	1,902,752	3,137,274
End of period	1,798,394	1,630,847	2,199,488	1,902,752
Undistributed net investment income at end of period	18,306	5,966	15,506	11,498

See Accompanying Notes to Financial Statements.

Banc of America Retirement 2040 Portfolio
Year Ended October 31,
2008 ($)	2007 ($)

72,818	16,941

(31,904)	9,029

(1,469,569)	108,837

(1,428,655)	134,807

(324)	(165)
(227)	(119)
(291)	(150)
(68,263)	(4,128)

(99)	(46)
(99)	(46)
(99)	(45)
(19,074)	(1,038)

(88,476)	(5,737)

2,074,572	2,262,979
557,441	2,392,049

2,474,128	82,079
3,031,569	2,474,128
16,888	13,375

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Banc of America Retirement 2005 Portfolio
	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	—	—	3,959	50,000
Distributions reinvested	148	1,771	54	617

Net Increase	148	1,771	4,013	50,617

Class C
Subscriptions	—	—	3,984	50,000
Distributions reinvested	111	1,324	50	570

Net Increase	111	1,324	4,034	50,570

Class R
Subscriptions	—	—	3,968	50,001
Distributions reinvested	136	1,622	52	600

Net Increase	136	1,622	4,020	50,601

Class Z
Subscriptions	4,690	53,600	87,075	1,089,524
Distributions reinvested	2,578	30,809	55	633
Redemptions	(5,439)	(65,680)	(5,561)	(70,144)

Net Increase (Decrease)	1,829	18,729	81,569	1,020,013

See Accompanying Notes to Financial Statements.

Banc of America Retirement 2010 Portfolio				Banc of America Retirement 2015 Portfolio				Banc of America Retirement 2020 Portfolio
Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2008		Year Ended October 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

—	—	—	—	—	—	—	—	—	—	—	—
27	329	50	577	108	1,197	13	144	30	378	46	536

27	329	50	577	108	1,197	13	144	30	378	46	536

—	—	—	—	—	—	—	—	—	—	—	—
19	232	46	529	101	1,102	8	96	22	279	42	490

19	232	46	529	101	1,102	8	96	22	279	42	490

—	—	—	—	—	—	—	—	—	—	—	—
24	297	49	561	106	1,166	11	126	28	345	44	521

24	297	49	561	106	1,166	11	126	28	345	44	521

24,745	278,733	144,110	1,814,244	83,690	928,341	191,601	2,308,495	89,211	1,001,000	115,393	1,497,598
3,554	43,042	96	1,108	15,152	166,972	14	155	3,340	41,348	100	1,167
(21,602)	(247,050)	(28,669)	(347,403)	(69,732)	(667,597)	(306,133)	(3,479,076)	(41,809)	(457,097)	(13,023)	(166,573)

6,697	74,725	115,537	1,467,949	29,110	427,716	(114,518)	(1,170,426)	50,742	585,251	102,470	1,332,192

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Banc of America Retirement 2025 Portfolio
	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Distributions reinvested	204	2,077	12	141

Class C
Subscriptions	—	—	8	94
Distributions reinvested	194	1,978	—	—

Net Increase	194	1,978	8	94

Class R
Subscriptions	—	—	11	125
Distributions reinvested	201	2,044	—	—

Net Increase	201	2,044	11	125

Class Z
Subscriptions	106,381	1,006,459	153,223	1,867,068
Distributions reinvested	22,338	227,622	24	278
Redemptions	(25,242)	(227,304)	(355,591)	(4,006,012)

Net Increase (Decrease)	103,477	1,006,777	(202,344)	(2,138,666)

See Accompanying Notes to Financial Statements.

Banc of America Retirement 2030 Portfolio				Banc of America Retirement 2035 Portfolio				Banc of America Retirement 2040 Portfolio
Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2008		Year Ended October 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

29	363	34	389	164	1,740	12	135	34	423	18	211

—	—	—	—	—	—	—	—	—	—	—	—
22	266	29	342	155	1,642	8	89	26	326	14	165

22	266	29	342	155	1,642	8	89	26	326	14	165

—	—	—	—	—	—	—	—	—	—	—	—
27	330	32	374	161	1,707	11	120	31	390	16	195

27	330	32	374	161	1,707	11	120	31	390	16	195

108,083	1,196,438	120,591	1,560,705	159,666	1,465,271	179,204	2,201,667	269,667	2,985,174	209,772	2,712,647
3,792	46,609	234	2,720	23,283	246,573	83	945	6,942	86,713	437	5,166
(19,412)	(214,291)	(3,950)	(48,366)	(18,460)	(174,250)	(318,589)	(3,612,784)	(87,002)	(998,454)	(35,068)	(455,405)

92,463	1,028,756	116,875	1,515,059	164,489	1,537,594	(139,302)	(1,410,172)	189,607	2,073,433	175,141	2,262,408

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class A Shares	2008	2007
Net Asset Value, Beginning of Period	$12.66	$11.43	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.43	0.55	0.29
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.71)	1.30	1.14

Total from Investment Operations	(3.28)	1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.29)	(0.47)	—
From net realized gains	(0.06)	(0.15)	—

Total Distributions to Shareholders	(0.35)	(0.62)	—

Net Asset Value, End of Period	$9.03	$12.66	$11.43
Total return (d)(e)	(26.56)%	16.71%	14.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	17.06%	118.11%	507.39	%(h)
Net investment income (c)	3.87%	4.59%	6.66	%(h)
Portfolio turnover rate	15%	65%	49	%(f)
Net assets, end of period (000’s)	$47	$63	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class C Shares	2008	2007
Net Asset Value, Beginning of Period	$12.58	$11.39	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.35	0.46	0.26
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.71)	1.30	1.13

Total from Investment Operations	(3.36)	1.76	1.39

Less Distributions to Shareholders:
From net investment income	(0.20)	(0.42)	—
From net realized gains	(0.06)	(0.15)	—

Total Distributions to Shareholders	(0.26)	(0.57)	—

Net Asset Value, End of Period	$8.96	$12.58	$11.39
Total return (d)(e)	(27.21)%	15.93%	13.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	17.06%	118.11%	507.39	%(h)
Net investment income (c)	3.12%	3.84%	5.93	%(h)
Portfolio turnover rate	15%	65%	49	%(f)
Net assets, end of period (000’s)	$46	$63	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class R Shares	2008	2007
Net Asset Value, Beginning of Period	$12.63	$11.42	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.40	0.52	0.28
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.71)	1.29	1.14

Total from Investment Operations	(3.31)	1.81	1.42

Less Distributions to Shareholders:
From net investment income	(0.26)	(0.45)	—
From net realized gains	(0.06)	(0.15)	—

Total Distributions to Shareholders	(0.32)	(0.60)	—

Net Asset Value, End of Period	$9.00	$12.63	$11.42
Total return (d)(e)	(26.81)%	16.39%	14.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	17.06%	118.11%	507.39	%(h)
Net investment income (c)	3.62%	4.33%	6.45	%(h)
Portfolio turnover rate	15%	65%	49	%(f)
Net assets, end of period (000’s)	$46	$63	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2005 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class Z Shares	2008	2007
Net Asset Value, Beginning of Period	$12.70	$11.44	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.46	0.51	0.30
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.73)	1.38	1.14

Total from Investment Operations	(3.27)	1.89	1.44

Less Distributions to Shareholders:
From net investment income	(0.32)	(0.48)	—
From net realized gains	(0.06)	(0.15)	—

Total Distributions to Shareholders	(0.38)	(0.63)	—

Net Asset Value, End of Period	$9.05	$12.70	$11.44
Total return (d)(e)	(26.45)%	17.13%	14.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	17.06%	118.11%	507.39	%(h)
Net investment income (c)	4.10%	4.17%	6.91	%(h)
Portfolio turnover rate	15%	65%	49	%(f)
Net assets, end of period (000’s)	$764	$1,048	$11

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class A Shares	2008	2007
Net Asset Value, Beginning of Period	$12.84	$11.47	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.41	0.54	0.27
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.07)	1.41	1.20

Total from Investment Operations	(3.66)	1.95	1.47

Less Distributions to Shareholders:
From net investment income	(0.29)	(0.42)	—
From net realized gains	(0.02)	(0.16)	—

Total Distributions to Shareholders	(0.31)	(0.58)	—

Net Asset Value, End of Period	$8.87	$12.84	$11.47
Total return (d)(e)	(29.13)%	17.53%	14.70	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	13.30%	91.32%	518.19	%(h)
Net investment income (c)	3.63%	4.50%	6.31	%(h)
Portfolio turnover rate	24%	118%	50	%(f)
Net assets, end of period (000’s)	$10	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class C Shares	2008	2007
Net Asset Value, Beginning of Period	$12.75	$11.43	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.32	0.45	0.24
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.04)	1.40	1.19

Total from Investment Operations	(3.72)	1.85	1.43

Less Distributions to Shareholders:
From net investment income	(0.20)	(0.37)	—
From net realized gains	(0.02)	(0.16)	—

Total Distributions to Shareholders	(0.22)	(0.53)	—

Net Asset Value, End of Period	$8.81	$12.75	$11.43
Total return (d)(e)	(29.63)%	16.66%	14.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	13.30%	91.32%	518.19	%(h)
Net investment income (c)	2.88%	3.76%	5.60	%(h)
Portfolio turnover rate	24%	118%	50	%(f)
Net assets, end of period (000’s)	$9	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class R Shares	2008	2007
Net Asset Value, Beginning of Period	$12.81	$11.46	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.38	0.51	0.26
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.07)	1.40	1.20

Total from Investment Operations	(3.69)	1.91	1.46

Less Distributions to Shareholders:
From net investment income	(0.26)	(0.40)	—
From net realized gains	(0.02)	(0.16)	—

Total Distributions to Shareholders	(0.28)	(0.56)	—

Net Asset Value, End of Period	$8.84	$12.81	$11.46
Total return (d)(e)	(29.38)%	17.21%	14.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	13.30%	91.32%	518.19	%(h)
Net investment income (c)	3.35%	4.26%	6.10	%(h)
Portfolio turnover rate	24%	118%	50	%(f)
Net assets, end of period (000’s)	$9	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2010 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class Z Shares	2008	2007
Net Asset Value, Beginning of Period	$12.87	$11.48	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.44	0.52	0.29
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.08)	1.46	1.19

Total from Investment Operations	(3.64)	1.98	1.48

Less Distributions to Shareholders:
From net investment income	(0.32)	(0.43)	—
From net realized gains	(0.02)	(0.16)	—

Total Distributions to Shareholders	(0.34)	(0.59)	—

Net Asset Value, End of Period	$8.89	$12.87	$11.48
Total return (d)(e)	(28.96)%	17.86%	14.80	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	13.30%	91.32%	518.19	%(h)
Net investment income (c)	3.87%	4.21%	6.56	%(h)
Portfolio turnover rate	24%	118%	50	%(f)
Net assets, end of period (000’s)	$1,103	$1,511	$22

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class A Shares	2008	2007
Net Asset Value, Beginning of Period	$12.63	$11.04	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.35	0.41	0.24
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.86)	1.32	0.80

Total from Investment Operations	(3.51)	1.73	1.04

Less Distributions to Shareholders:
From net investment income	(0.33)	(0.14)	—
From net realized gains	(0.85)	— (d)	—

Total Distributions to Shareholders	(1.18)	(0.14)	—

Net Asset Value, End of Period	$7.94	$12.63	$11.04
Total return (e)(f)	(30.39)%	15.84%	10.40	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.35%	0.35%	0.35	%(i)
Waiver/Reimbursement	9.16%	14.66%	30.87	%(i)
Net investment income (c)	3.42%	3.47%	5.51	%(i)
Portfolio turnover rate	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class C Shares	2008	2007
Net Asset Value, Beginning of Period	$12.55	$11.00	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28	0.32	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.85)	1.33	0.80

Total from Investment Operations	(3.57)	1.65	1.00

Less Distributions to Shareholders:
From net investment income	(0.24)	(0.10)	—
From net realized gains	(0.85)	— (d)	—

Total Distributions to Shareholders	(1.09)	(0.10)	—

Net Asset Value, End of Period	$7.89	$12.55	$11.00
Total return (e)(f)	(30.90)%	15.06%	10.00	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10%	1.10	%(i)
Waiver/Reimbursement	9.16%	14.66%	30.87	%(i)
Net investment income (c)	2.68%	2.72%	4.78	%(i)
Portfolio turnover rate	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class R Shares	2008	2007
Net Asset Value, Beginning of Period	$12.60	$11.02	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.33	0.38	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.86)	1.33	0.79

Total from Investment Operations	(3.53)	1.71	1.02

Less Distributions to Shareholders:
From net investment income	(0.30)	(0.13)	—
From net realized gains	(0.85)	— (d)	—

Total Distributions to Shareholders	(1.15)	(0.13)	—

Net Asset Value, End of Period	$7.92	$12.60	$11.02
Total return (e)(f)	(30.57)%	15.62%	10.20	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60%	0.60%	0.60	%(i)
Waiver/Reimbursement	9.16%	14.66%	30.87	%(i)
Net investment income (c)	3.18%	3.20%	5.26	%(i)
Portfolio turnover rate	40%	175%	6	%(g)
Net assets, end of period (000’s)	$9	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2015 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class Z Shares	2008	2007
Net Asset Value, Beginning of Period	$12.65	$11.05	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.37	0.44	0.08
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.85)	1.32	0.97

Total from Investment Operations	(3.48)	1.76	1.05

Less Distributions to Shareholders:
From net investment income	(0.36)	(0.16)	—
From net realized gains	(0.85)	— (d)	—

Total Distributions to Shareholders	(1.21)	(0.16)	—

Net Asset Value, End of Period	$7.96	$12.65	$11.05
Total return (e)(f)	(30.16)%	16.08%	10.50	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.10%	0.10%	0.10	%(i)
Waiver/Reimbursement	9.16%	14.66%	30.87	%(i)
Net investment income (c)	3.61%	3.84%	1.77	%(i)
Portfolio turnover rate	40%	175%	6	%(g)
Net assets, end of period (000’s)	$1,344	$1,769	$2,809

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class A Shares	2008	2007
Net Asset Value, Beginning of Period	$13.23	$11.50	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.38	0.51	0.25
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.52)	1.76	1.25

Total from Investment Operations	(4.14)	2.27	1.50

Less Distributions to Shareholders:
From net investment income	(0.30)	(0.38)	—
From net realized gains	(0.06)	(0.16)	—

Total Distributions to Shareholders	(0.36)	(0.54)	—

Net Asset Value, End of Period	$8.73	$13.23	$11.50
Total return (d)(e)	(32.09)%	20.30%	15.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	12.80%	95.41%	499.41	%(h)
Net investment income (c)	3.35%	4.13%	5.77	%(h)
Portfolio turnover rate	36%	57%	48	%(f)
Net assets, end of period (000’s)	$9	$14	$12

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class C Shares	2008	2007
Net Asset Value, Beginning of Period	$13.14	$11.46	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30	0.41	0.22
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.50)	1.76	1.24

Total from Investment Operations	(4.20)	2.17	1.46

Less Distributions to Shareholders:
From net investment income	(0.21)	(0.33)	—
From net realized gains	(0.06)	(0.16)	—

Total Distributions to Shareholders	(0.27)	(0.49)	—

Net Asset Value, End of Period	$8.67	$13.14	$11.46
Total return (d)(e)	(32.59)%	19.44%	14.60	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	12.80%	95.41%	499.41	%(h)
Net investment income (c)	2.61%	3.38%	5.01	%(h)
Portfolio turnover rate	36%	57%	48	%(f)
Net assets, end of period (000’s)	$9	$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class R Shares	2008	2007
Net Asset Value, Beginning of Period	$13.20	$11.49	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.35	0.48	0.24
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.51)	1.75	1.25

Total from Investment Operations	(4.16)	2.23	1.49

Less Distributions to Shareholders:
From net investment income	(0.27)	(0.36)	—
From net realized gains	(0.06)	(0.16)	—

Total Distributions to Shareholders	(0.33)	(0.52)	—

Net Asset Value, End of Period	$8.71	$13.20	$11.49
Total return (d)(e)	(32.25)%	19.97%	14.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	12.80%	95.41%	499.41	%(h)
Net investment income (c)	3.10%	3.88%	5.56	%(h)
Portfolio turnover rate	36%	57%	48	%(f)
Net assets, end of period (000’s)	$9	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2020 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class Z Shares	2008	2007
Net Asset Value, Beginning of Period	$13.26	$11.51	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.37	0.39	0.25
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.49)	1.91	1.26

Total from Investment Operations	(4.12)	2.30	1.51

Less Distributions to Shareholders:
From net investment income	(0.33)	(0.39)	—
From net realized gains	(0.06)	(0.16)	—

Total Distributions to Shareholders	(0.39)	(0.55)	—

Net Asset Value, End of Period	$8.75	$13.26	$11.51
Total return (d)(e)	(31.92)%	20.62%	15.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	12.80%	95.41%	499.41	%(h)
Net investment income (c)	3.28%	3.08%	5.84	%(h)
Portfolio turnover rate	36%	57%	48	%(f)
Net assets, end of period (000’s)	$1,352	$1,375	$15

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class A Shares	2008	2007
Net Asset Value, Beginning of Period	$12.74	$10.92	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.30	0.39	0.21
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.97)	1.57	0.71

Total from Investment Operations	(3.67)	1.96	0.92

Less Distributions to Shareholders:
From net investment income	(0.32)	(0.13)	—
From net realized gains	(1.73)	(0.01)	—

Total Distributions to Shareholders	(2.05)	(0.14)	—

Net Asset Value, End of Period	$7.02	$12.74	$10.92
Total return (d)(e)	(33.82)%	18.12%	9.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	11.12%	15.90%	24.82	%(h)
Net investment income (c)	3.19%	3.31%	5.01	%(h)
Portfolio turnover rate	18%	142%	6	%(f)
Net assets, end of period (000’s)	$9	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class C Shares	2008	2007
Net Asset Value, Beginning of Period	$12.65	$10.89	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.23	0.30	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.95)	1.55	0.71

Total from Investment Operations	(3.72)	1.85	0.89

Less Distributions to Shareholders:
From net investment income	(0.23)	(0.08)	—
From net realized gains	(1.73)	(0.01)	—

Total Distributions to Shareholders	(1.96)	(0.09)	—

Net Asset Value, End of Period	$6.97	$12.65	$10.89
Total return (d)(e)	(34.29)%	17.14%	8.90	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	11.12%	15.90%	24.82	%(h)
Net investment income (c)	2.45%	2.57%	4.27	%(h)
Portfolio turnover rate	18%	142%	6	%(f)
Net assets, end of period (000’s)	$8	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class R Shares	2008	2007
Net Asset Value, Beginning of Period	$12.71	$10.91	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28	0.36	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.97)	1.56	0.71

Total from Investment Operations	(3.69)	1.92	0.91

Less Distributions to Shareholders:
From net investment income	(0.29)	(0.11)	—
From net realized gains	(1.73)	(0.01)	—

Total Distributions to Shareholders	(2.02)	(0.12)	—

Net Asset Value, End of Period	$7.00	$12.71	$10.91
Total return (d)(e)	(34.00)%	17.79%	9.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	11.12%	15.90%	24.82	%(h)
Net investment income (c)	2.95%	3.05%	4.78	%(h)
Portfolio turnover rate	18%	142%	6	%(f)
Net assets, end of period (000’s)	$8	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2025 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class Z Shares	2008	2007
Net Asset Value, Beginning of Period	$12.76	$10.93	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28	0.42	0.07
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(3.93)	1.57	0.86

Total from Investment Operations	(3.65)	1.99	0.93

Less Distributions to Shareholders:
From net investment income	(0.35)	(0.15)	—
From net realized gains	(1.73)	(0.01)	—

Total Distributions to Shareholders	(2.08)	(0.16)	—

Net Asset Value, End of Period	$7.03	$12.76	$10.93
Total return (d)(e)	(33.66)%	18.36%	9.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	11.12%	15.90%	24.82	%(h)
Net investment income (c)	2.97%	3.71%	1.45	%(h)
Portfolio turnover rate	18%	142%	6	%(f)
Net assets, end of period (000’s)	$1,516	$1,432	$3,439

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class A Shares	2008	2007
Net Asset Value, Beginning of Period	$13.18	$11.32	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.34	0.43	0.22
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.86)	1.82	1.10

Total from Investment Operations	(4.52)	2.25	1.32

Less Distributions to Shareholders:
From net investment income	(0.29)	(0.28)	—
From net realized gains	(0.06)	(0.11)	—

Total Distributions to Shareholders	(0.35)	(0.39)	—

Net Asset Value, End of Period	$8.31	$13.18	$11.32
Total return (d)(e)	(35.15)%	20.32%	13.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	10.28%	83.46%	361.18	%(h)
Net investment income (c)	3.07%	3.56%	5.12	%(h)
Portfolio turnover rate	16%	35%	40	%(f)
Net assets, end of period (000’s)	$9	$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class C Shares	2008	2007
Net Asset Value, Beginning of Period	$13.09	$11.28	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.26	0.34	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.84)	1.81	1.09

Total from Investment Operations	(4.58)	2.15	1.28

Less Distributions to Shareholders:
From net investment income	(0.20)	(0.23)	—
From net realized gains	(0.06)	(0.11)	—

Total Distributions to Shareholders	(0.26)	(0.34)	—

Net Asset Value, End of Period	$8.25	$13.09	$11.28
Total return (d)(e)	(35.65)%	19.46%	12.80	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	10.28%	83.46%	361.18	%(h)
Net investment income (c)	2.33%	2.79%	4.37	%(h)
Portfolio turnover rate	16%	35%	40	%(f)
Net assets, end of period (000’s)	$9	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class R Shares	2008	2007
Net Asset Value, Beginning of Period	$13.15	$11.30	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.31	0.40	0.23
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.85)	1.82	1.07

Total from Investment Operations	(4.54)	2.22	1.30

Less Distributions to Shareholders:
From net investment income	(0.26)	(0.26)	—
From net realized gains	(0.06)	(0.11)	—

Total Distributions to Shareholders	(0.32)	(0.37)	—

Net Asset Value, End of Period	$8.29	$13.15	$11.30
Total return (d)(e)	(35.31)%	20.11%	13.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	10.28%	83.46%	361.18	%(h)
Net investment income (c)	2.81%	3.29%	4.65	%(h)
Portfolio turnover rate	16%	35%	40	%(f)
Net assets, end of period (000’s)	$9	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2030 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class Z Shares	2008	2007
Net Asset Value, Beginning of Period	$13.22	$11.33	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.31	0.35	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.82)	1.94	1.13

Total from Investment Operations	(4.51)	2.29	1.33

Less Distributions to Shareholders:
From net investment income	(0.32)	(0.29)	—
From net realized gains	(0.06)	(0.11)	—

Total Distributions to Shareholders	(0.38)	(0.40)	—

Net Asset Value, End of Period	$8.33	$13.22	$11.33
Total return (d)(e)	(35.03)%	20.74%	13.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	10.28%	83.46%	361.18	%(h)
Net investment income (c)	2.78%	2.81%	5.42	%(h)
Portfolio turnover rate	16%	35%	40	%(f)
Net assets, end of period (000’s)	$1,772	$1,590	$39

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class A Shares	2008	2007
Net Asset Value, Beginning of Period	$12.88	$10.93	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.29	0.33	0.20
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.43)	1.75	0.73

Total from Investment Operations	(4.14)	2.08	0.93

Less Distributions to Shareholders:
From net investment income	(0.32)	(0.12)	—
From net realized gains	(1.40)	(0.01)	—

Total Distributions to Shareholders	(1.72)	(0.13)	—

Net Asset Value, End of Period	$7.02	$12.88	$10.93
Total return (d)(e)	(36.65)%	19.25%	9.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	9.49%	14.60%	27.33	%(h)
Net investment income (c)	2.95%	2.79%	4.65	%(h)
Portfolio turnover rate	12%	161%	5	%(f)
Net assets, end of period (000’s)	$8	$13	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class C Shares	2008	2007
Net Asset Value, Beginning of Period	$12.79	$10.90	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.21	0.24	0.17
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.40)	1.74	0.73

Total from Investment Operations	(4.19)	1.98	0.90

Less Distributions to Shareholders:
From net investment income	(0.23)	(0.08)	—
From net realized gains	(1.40)	(0.01)	—

Total Distributions to Shareholders	(1.63)	(0.09)	—

Net Asset Value, End of Period	$6.97	$12.79	$10.90
Total return (d)(e)	(37.12)%	18.26%	9.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	9.49%	14.60%	27.33	%(h)
Net investment income (c)	2.20%	2.04%	3.88	%(h)
Portfolio turnover rate	12%	161%	5	%(f)
Net assets, end of period (000’s)	$8	$13	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class R Shares	2008	2007
Net Asset Value, Beginning of Period	$12.85	$10.92	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.26	0.30	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.42)	1.75	0.73

Total from Investment Operations	(4.16)	2.05	0.92

Less Distributions to Shareholders:
From net investment income	(0.29)	(0.11)	—
From net realized gains	(1.40)	(0.01)	—

Total Distributions to Shareholders	(1.69)	(0.12)	—

Net Asset Value, End of Period	$7.00	$12.85	$10.92
Total return (d)(e)	(36.84)%	18.92%	9.20	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	9.49%	14.60%	27.33	%(h)
Net investment income (c)	2.69%	2.51%	4.41	%(h)
Portfolio turnover rate	12%	161%	5	%(f)
Net assets, end of period (000’s)	$8	$13	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2035 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class Z Shares	2008	2007
Net Asset Value, Beginning of Period	$12.91	$10.94	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.26	0.39	0.05
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(4.38)	1.73	0.89

Total from Investment Operations	(4.12)	2.12	0.94

Less Distributions to Shareholders:
From net investment income	(0.35)	(0.14)	—
From net realized gains	(1.40)	(0.01)	—

Total Distributions to Shareholders	(1.75)	(0.15)	—

Net Asset Value, End of Period	$7.04	$12.91	$10.94
Total return (d)(e)	(36.46)%	19.57%	9.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	9.49%	14.60%	27.33	%(h)
Net investment income (c)	2.76%	3.34%	1.08	%(h)
Portfolio turnover rate	12%	161%	5	%(f)
Net assets, end of period (000’s)	$2,175	$1,864	$3,105

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class A Shares	2008	2007
Net Asset Value, Beginning of Period	$13.54	$11.34	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.31	0.31	0.19
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(5.30)	2.10	1.15

Total from Investment Operations	(4.99)	2.41	1.34

Less Distributions to Shareholders:
From net investment income	(0.32)	(0.16)	—
From net realized gains	(0.10)	(0.05)	—

Total Distributions to Shareholders	(0.42)	(0.21)	—

Net Asset Value, End of Period	$8.13	$13.54	$11.34
Total return (d)(e)	(37.96)%	21.53%	13.40	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	6.69%	29.01%	372.12	%(h)
Net investment income (c)	2.77%	2.51%	4.53	%(h)
Portfolio turnover rate	25%	44%	38	%(f)
Net assets, end of period (000’s)	$9	$14	$11

(a)	Class A shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class C Shares	2008	2007
Net Asset Value, Beginning of Period	$13.45	$11.31	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.23	0.22	0.16
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(5.28)	2.08	1.15

Total from Investment Operations	(5.05)	2.30	1.31

Less Distributions to Shareholders:
From net investment income	(0.22)	(0.11)	—
From net realized gains	(0.10)	(0.05)	—

Total Distributions to Shareholders	(0.32)	(0.16)	—

Net Asset Value, End of Period	$8.08	$13.45	$11.31
Total return (d)(e)	(38.38)%	20.57%	13.10	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.10%	1.10%	1.10	%(h)
Waiver/Reimbursement	6.69%	29.01%	372.12	%(h)
Net investment income (c)	2.02%	1.76%	3.75	%(h)
Portfolio turnover rate	25%	44%	38	%(f)
Net assets, end of period (000’s)	$8	$14	$11

(a)	Class C shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class R Shares	2008	2007
Net Asset Value, Beginning of Period	$13.51	$11.33	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.28	0.28	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(5.30)	2.10	1.15

Total from Investment Operations	(5.02)	2.38	1.33

Less Distributions to Shareholders:
From net investment income	(0.28)	(0.15)	—
From net realized gains	(0.10)	(0.05)	—

Total Distributions to Shareholders	(0.38)	(0.20)	—

Net Asset Value, End of Period	$8.11	$13.51	$11.33
Total return (d)(e)	(38.12)%	21.21%	13.30	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.60%	0.60%	0.60	%(h)
Waiver/Reimbursement	6.69%	29.01%	372.12	%(h)
Net investment income (c)	2.53%	2.25%	4.28	%(h)
Portfolio turnover rate	25%	44%	38	%(f)
Net assets, end of period (000’s)	$9	$14	$11

(a)	Class R shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Banc of America Retirement 2040 Portfolio

Selected data for a share outstanding throughout each period is as follows:

	Year Ended October 31,		Period Ended October 31, 2006 (a)
Class Z Shares	2008	2007
Net Asset Value, Beginning of Period	$13.56	$11.35	$10.00

Income from Investment Operations:
Net investment income (b)(c)	0.26	0.29	0.18
Net realized and unrealized gain (loss) on investments and capital gains distributions received from affiliated investments	(5.22)	2.15	1.17

Total from Investment Operations	(4.96)	2.44	1.35

Less Distributions to Shareholders:
From net investment income	(0.35)	(0.18)	—
From net realized gains	(0.10)	(0.05)	—

Total Distributions to Shareholders	(0.45)	(0.23)	—

Net Asset Value, End of Period	$8.15	$13.56	$11.35
Total return (d)(e)	(37.75)%	21.76%	13.50	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.10%	0.10%	0.10	%(h)
Waiver/Reimbursement	6.69%	29.01%	372.12	%(h)
Net investment income (c)	2.35%	2.26%	4.26	%(h)
Portfolio turnover rate	25%	44%	38	%(f)
Net assets, end of period (000’s)	$3,006	$2,433	$48

(a)	Class Z shares commenced operations on June 1, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the Underlying Funds in which the Portfolio invests.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Banc of America Funds

October 31, 2008

Note 1. Organization

Banc of America Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a “Portfolio” and collectively, the “Portfolios”):

Banc of America Retirement 2005 Portfolio

Banc of America Retirement 2010 Portfolio

Banc of America Retirement 2015 Portfolio

Banc of America Retirement 2020 Portfolio

Banc of America Retirement 2025 Portfolio

Banc of America Retirement 2030 Portfolio

Banc of America Retirement 2035 Portfolio

Banc of America Retirement 2040 Portfolio

Investment Objectives

Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return consists of capital appreciation and income. Each Portfolio will place a decreasing emphasis on capital appreciation and an increasing emphasis on income as time passes.

Each Portfolio invests in Class Z shares of other equity and fixed income funds advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates. The Portfolios may also invest in Capital Class Shares of money market funds advised by Columbia. The equity, fixed income and money market funds in which the Portfolios invest are collectively referred to as the “Underlying Funds”. The Underlying Funds represent a variety of investment objectives and investment styles. Each Portfolio’s asset mix will become gradually more conservative as time passes, both leading up to and particularly after its Retirement Year.

The financial statements of the Underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios’ financial statements and are available at www.columbiafunds.com.

Portfolio Shares

The Trust is authorized to issue an unlimited number of shares without par value, and each Portfolio offers four classes of shares: Class A, Class C, Class R and Class Z shares, which are each offered continuously at net asset value. Each share class has its own expense structure.

Class A, Class C and Class R shares are available only to eligible group retirement plans. Class Z shares are also available to eligible group retirement plans as well as to certain other investors. Class A shares of the Portfolios are designed for group retirement plans with $10 million to $50 million in aggregate plan assets. Class C shares of the Portfolios are designed for group retirement plans with less than $1 million in aggregate plan assets. A group retirement plan may not purchase more than $1 million of Class C shares. Class R shares of the Portfolios are designed for group retirement plans with $1 million to $10 million in aggregate plan assets. Class Z shares of the Portfolios are designed for group retirement plans with greater than $50 million in aggregate plan assets and are also available to certain clients of Banc of America Investment Services, Inc. purchasing through self-directed brokerage accounts and individual retirement plan accounts.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on each Portfolio’s financial statement disclosures.

Banc of America Funds

October 31, 2008

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions on each Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolios seek to assert their rights.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Portfolios on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Portfolio intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Portfolio intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Portfolio should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolios may, however, declare and pay distributions from net investment income more frequently. The Portfolios will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio’s maximum exposure under these arrangements is unknown because this would involve future claims against a Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Banc of America Funds

October 31, 2008

For the year ended October 31, 2008, permanent book and tax basis differences resulting primarily from differing treatments for distribution reclassifications were identified and reclassified among the components of the Portfolios’ net assets as follows:

	Undistributed (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
Banc of America Retirement 2005 Portfolio	$(200)	$202	$(2)
Banc of America Retirement 2010 Portfolio	(201)	201	—
Banc of America Retirement 2015 Portfolio	(764)	761	3
Banc of America Retirement 2020 Portfolio	—	—	—
Banc of America Retirement 2025 Portfolio	(205)	205	—
Banc of America Retirement 2030 Portfolio	(203)	202	1
Banc of America Retirement 2035 Portfolio	(501)	502	(1)
Banc of America Retirement 2040 Portfolio	(200)	201	(1)

Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the years ended October 31, 2008 and October 31, 2007 was as follows:

	October 31, 2008		October 31, 2007
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Banc of America Retirement 2005 Portfolio	$33,436	$2,090	$2,236	$184
Banc of America Retirement 2010 Portfolio	42,045	1,855	2,540	235
Banc of America Retirement 2015 Portfolio	167,621	41,472	39,875	410
Banc of America Retirement 2020 Portfolio	39,611	2,814	2,439	275
Banc of America Retirement 2025 Portfolio	200,207	54,248	46,693	517
Banc of America Retirement 2030 Portfolio	43,957	4,168	3,251	574
Banc of America Retirement 2035 Portfolio	203,169	66,155	41,675	564
Banc of America Retirement 2040 Portfolio	70,276	18,200	5,252	485

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)*
Banc of America Retirement 2005 Portfolio	$21,234	$11,685	$(365,349)
Banc of America Retirement 2010 Portfolio	24,149	—	(486,329)

Banc of America Funds

October 31, 2008

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)*
Banc of America Retirement 2015 Portfolio	$28,909	$—	$(666,134)
Banc of America Retirement 2020 Portfolio	20,920	30,960	(634,996)
Banc of America Retirement 2025 Portfolio	20,219	36,817	(740,458)
Banc of America Retirement 2030 Portfolio	18,305	37,975	(868,764)
Banc of America Retirement 2035 Portfolio	15,506	58,872	(1,023,959)
Banc of America Retirement 2040 Portfolio	16,887	84,542	(1,481,323)

*	The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at October 31, 2008, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Banc of America Retirement 2005 Portfolio	$3,610	$(368,959)	$(365,349)
Banc of America Retirement 2010 Portfolio	5,087	(491,416)	(486,329)
Banc of America Retirement 2015 Portfolio	3,658	(669,792)	(666,134)
Banc of America Retirement 2020 Portfolio	3,965	(638,961)	(634,996)
Banc of America Retirement 2025 Portfolio	2,267	(742,725)	(740,458)
Banc of America Retirement 2030 Portfolio	5,827	(874,591)	(868,764)

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Banc of America Retirement 2035 Portfolio	$3,801	$(1,027,760)	$(1,023,959)
Banc of America Retirement 2040 Portfolio	8,366	(1,489,689)	(1,481,323)

The following capital loss carryforwards, determined as of October 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration 2016
Banc of America Retirement 2010 Portfolio	$1,838
Banc of America Retirement 2015 Portfolio	7,975

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”) management determines whether a tax position of the Portfolios is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Portfolio. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Portfolios’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Banc of America Funds

October 31, 2008

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Portfolios. In rendering investment advisory services to the Portfolios, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of each Portfolio’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolios.

Pricing and Bookkeeping Fees

The Portfolios have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Portfolios. The Portfolios have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Portfolios. Under the State Street Agreements, each Portfolio pays State Street an annual fee of $26,000 paid monthly. The Portfolios also reimburse State Street for certain out-of-pocket expenses and charges.

The Portfolios have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Portfolios reimburse Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Portfolios also reimbursed Columbia for accounting oversight services, services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended October 31, 2008, the amounts charged to the Portfolios by affiliates included in the Statements of Operations under “Pricing and bookkeeping fees” were as follows:

Amounts Charged by Affiliates
Banc of America Retirement 2005 Portfolio	$1,507
Banc of America Retirement 2010 Portfolio	1,507
Banc of America Retirement 2015 Portfolio	1,507
Banc of America Retirement 2020 Portfolio	1,507
Banc of America Retirement 2025 Portfolio	1,507
Banc of America Retirement 2030 Portfolio	1,507
Banc of America Retirement 2035 Portfolio	1,507
Banc of America Retirement 2040 Portfolio	1,507

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Portfolios. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Portfolios and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Banc of America Funds

October 31, 2008

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, serves as distributor of the Portfolios’ shares.

The Portfolios have adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors. The Plans require the payment of a combined distribution and shareholder servicing fee for Class A shares of each Portfolio. The Plans also require the payment of a monthly shareholder servicing fee for the Class C shares of each Portfolio and a monthly distribution fee for the Class C shares and Class R shares of each Portfolio. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Annual Fee Rate
Class A Combined Distribution and Shareholder Servicing Plan	0.25%
Class C Distribution Plan	0.75%
Class C Shareholder Servicing Plan	0.25%
Class R Distribution Plan	0.50%

Fees Paid to Officers and Trustees

All officers of the Portfolios are employees of Columbia or its affiliates and, with the exception of the Portfolios’ Chief Compliance Officer, receive no compensation from the Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. The Portfolios, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Portfolios’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Assets and Liabilities.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse expenses through February 28, 2018, so that total expenses incurred by the Portfolios (excluding investment advisory fees, distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with each Portfolio’s investment in other investment companies, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Portfolios’ custodian, do not exceed 0.00% of each Portfolio’s average daily net assets. There is no guarantee that these arrangements will continue after February 28, 2018.

Note 5. Portfolio Information

For the year ended October 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Banc of America Retirement 2005 Portfolio	$156,571	$169,080
Banc of America Retirement 2010 Portfolio	383,504	351,821
Banc of America Retirement 2015 Portfolio	1,002,561	781,131
Banc of America Retirement 2020 Portfolio	1,090,516	547,188
Banc of America Retirement 2025 Portfolio	1,087,041	318,015
Banc of America Retirement 2030 Portfolio	1,263,338	282,113
Banc of America Retirement 2035 Portfolio	1,522,895	252,430
Banc of America Retirement 2040 Portfolio	2,811,991	779,646

Banc of America Funds

October 31, 2008

Note 6. Shares of Beneficial Interest

As of October 31, 2008, the Portfolios had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Banc of America Retirement 2005 Portfolio	86.0
Banc of America Retirement 2010 Portfolio	66.3
Banc of America Retirement 2015 Portfolio	73.7
Banc of America Retirement 2020 Portfolio	52.2
Banc of America Retirement 2025 Portfolio	50.1
Banc of America Retirement 2030 Portfolio	37.7
Banc of America Retirement 2035 Portfolio	30.1
Banc of America Retirement 2040 Portfolio	21.4

As of October 31, 2008, the Portfolios had shareholders that held greater than 5% of the shares outstanding of a Portfolio, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Banc of America Retirement 2005 Portfolio	1	9.0
Banc of America Retirement 2010 Portfolio	1	6.4
Banc of America Retirement 2020 Portfolio	1	11.0

	Number of Accounts	% of Shares Outstanding Held
Banc of America Retirement 2025 Portfolio	1	9.9
Banc of America Retirement 2035 Portfolio	1	13.3

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios.

Note 7. Line of Credit

The Portfolios and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Portfolio’s borrowing limit set forth in the Portfolio’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 16, 2008, the Portfolios and other affiliated Funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of

Banc of America Funds

October 31, 2008

credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the year ended October 31, 2008, the Portfolios did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in-kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The officers and certain Trustees of the Portfolios also serve as officers and Trustees of certain Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which a Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolios as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on each Portfolio’s management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs. Columbia or other affiliated investment advisors, representing the interests of the Underlying Funds, is committed to minimizing the impact of portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. Columbia may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These securities may be affected by changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. These Underlying Funds may also engage in securities lending, reverse repurchase agreements and dollar roll transactions. Certain Underlying Funds may invest in debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities. In addition, certain Underlying Funds may invest in below investment grade debt.

Legal Proceedings

Banc of America Funds are not parties to any regulatory proceedings or litigation.

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of

Banc of America Funds

October 31, 2008

Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia

Banc of America Funds

October 31, 2008

Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Report of Independent Registered Public Accounting Firm

To the Trustees and the Shareholders of Banc of America Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Banc of America Retirement 2005 Portfolio, Banc of America Retirement 2010 Portfolio, Banc of America Retirement 2015 Portfolio, Banc of America Retirement 2020 Portfolio, Banc of America Retirement 2025 Portfolio, Banc of America Retirement 2030 Portfolio, Banc of America Retirement 2035 Portfolio, and Banc of America Retirement 2040 Portfolio, (constituting part of Banc of America Funds Trust)(hereafter collectively referred to as the “Portfolios”) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2008

Federal Income Tax Information (Unaudited)

Banc of America Retirement 2005 Portfolio

For the fiscal year ended October 31, 2008, the Portfolio designates long-term capital gains of $12,482.

12.46% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2008, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 16.93%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of the ordinary income distributed by the Portfolio for the period November 1, 2007 to October 31, 2008 may represent qualified dividend income. Final information will be provided in your 2008 Form 1099-DIV.

Banc of America Retirement 2010 Portfolio

16.48% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2008, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 22.31%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of the ordinary income distributed by the Portfolio for the period November 1, 2007 to October 31, 2008 may represent qualified dividend income. Final information will be provided in your 2008 Form 1099-DIV.

Banc of America Retirement 2015 Portfolio

6.71% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2008, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 9.49%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of the ordinary income distributed by the Portfolio for the period November 1, 2007 to October 31, 2008 may represent qualified dividend income. Final information will be provided in your 2008 Form 1099-DIV.

Banc of America Retirement 2020 Portfolio

For the fiscal year ended October 31, 2008, the Portfolio designates long-term capital gains of $32,716.

17.46% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2008, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 23.65%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of the ordinary income distributed by the Portfolio for the period November 1, 2007 to October 31, 2008 may represent qualified dividend income. Final information will be provided in your 2008 Form 1099-DIV.

Banc of America Retirement 2025 Portfolio

For the fiscal year ended October 31, 2008, the Portfolio designates long-term capital gains of $38,873.

4.67% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2008, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 6.63%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of the ordinary income distributed by the Portfolio for the period November 1, 2007 to October 31, 2008 may represent qualified dividend income. Final information will be provided in your 2008 Form 1099-DIV.

Banc of America Retirement 2030 Portfolio

For the fiscal year ended October 31, 2008, the Portfolio designates long-term capital gains of $40,077.

23.74% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2008, qualifies for the corporate dividends received deduction.

Federal Income Tax Information (Unaudited) (continued)

For non-corporate shareholders, 32.12%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of the ordinary income distributed by the Portfolio for the period November 1, 2007 to October 31, 2008 may represent qualified dividend income. Final information will be provided in your 2008 Form 1099-DIV.

Banc of America Retirement 2035 Portfolio

For the fiscal year ended October 31, 2008, the Portfolio designates long-term capital gains of $62,026.

7.43% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2008, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 10.38%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of the ordinary income distributed by the Portfolio for the period November 1, 2007 to October 31, 2008 may represent qualified dividend income. Final information will be provided in your 2008 Form 1099-DIV.

Banc of America Retirement 2040 Portfolio

For the fiscal year ended October 31, 2008, the Portfolio designates long-term capital gains of $88,985.

32.32% of the ordinary income distributed by the Portfolio, for the year ended October 31, 2008, qualifies for the corporate dividends received deduction.

For non-corporate shareholders, 43.71%, or the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003, of the ordinary income distributed by the Portfolio for the period November 1, 2007 to October 31, 2008 may represent qualified dividend income. Final information will be provided in your 2008 Form 1099-DIV.

Fund Governance – Banc of America Funds

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Portfolios in the Banc of America Funds Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Portfolio in the Banc of America Funds Trust.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Banc of America Funds Trust Overseen by Trustee/Director, Other Directorships Held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director– E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 67 portfolios; no other directorships held.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 67 portfolios; Director–Cobra Electronics Corporation (electronic equipment manufacturer); Director–Spectrum Brands, Inc. (consumer products); Director–Simmons Company (bedding); Director–The Finish Line (sportswear).

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer–California General Bank, N.A., from January 2008 through current; President, Retail Banking–IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 67 portfolios; no other directorships held.

R. Glenn Hilliard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer–Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman–Conseco, Inc. (insurance), September 2003 through current; Executive Chairman–Conseco, Inc. (insurance), August 2004 through September 2005, Chairman and Chief Executive Officer–ING Americas, from 1999 through April 2003; oversees 67 portfolios; Director–Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired. President and Director–Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director–Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman–Franklin Portfolio Associates (investing–Mellon affiliate), 1982 through 2007; oversees 67 portfolios; Director–MIT Investment Company; Trustee–MIT 401k Plan; Trustee and Chairman–Research Foundation of CFA Institute.

Fund Governance (continued) – Banc of America Funds

Independent Trustees (continued)

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Banc of America Funds Trust Overseen by Trustee/Director, Other Directorships Held

Anthony M. Santomero (Born 1946)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor–McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer–Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 67 portfolios; no other directorships held.

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation, Chairman–The Daniel-Mickel Foundation; oversees 67 portfolios; Board Member–Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 800-345-6611.

Fund Governance (continued) – Banc of America Funds

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC, since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer–Columbia Funds, from October 2003 to May 2008; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Senior Vice President–Columbia Management Advisors, LLC, from April 2003 to December 2004; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Fund Governance (continued) – Banc of America Funds

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President–Fund Treasury of the Advisor since October 2004; Vice President–Trustee Reporting of the Advisor from April 2002 to October 2004.

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Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Banc of America Funds.

A description of the policies and procedures that the portfolios use to determine how to vote proxies and a copy of each portfolio’s voting records are available (i) at www.bancofamericafunds.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolios voted proxies relating to portfolio securities is also available from the portfolios’ website, www.bancofamericafunds.com.

The portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any portfolio carefully before investing. For a prospectus which contains this and other important information about the portfolios, contact your financial advisor or go to www.bancofamericafunds.com.

Banc of America Funds (“the portfolios”) are distributed by Columbia Management Distributors, Inc. (CMDI), member FINRA and SIPC. Columbia Management Advisors, LLC (CMA), an SEC-registered investment adviser, or one of its affiliates is the investment advisor to the portfolios. CMDI and CMA are part of Columbia Management Group, LLC, the investment management division of Bank of America Corporation. These entities and certain of their affiliates receive compensation for the investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services they provide to the portfolios and the underlying Columbia funds and may be compensated in connection with the sale of the portfolios.

CMA or one of its affiliates is the investment advisor to the portfolios and each underlying fund. As such, CMA is responsible for the overall management and supervision of the investment activities of each portfolio and each underlying fund.

Investment in affiliated funds — The advisor has the authority to select Underlying Funds. The advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The advisor may be subject to a conflict of interest in selecting Underlying Funds because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as fiduciary to each portfolio, the advisor has a duty to act in the best interest of the portfolio in selecting Underlying Funds.

Banc of America Investment Services, Inc. (BAI) is a registered broker-dealer, member FINRA and SIPC, and a non-bank subsidiary of Bank of America, N.A. BAI offers other mutual funds similar to the portfolios. The portfolios may or may not have the same returns, fees or net expense ratio as other mutual funds. Risks vary by fund family and fund manager. BAI Self-Directed Investing does not offer advice or make particular investment recommendations. For more information on all mutual funds available through BAI self-directed investing, please visit the mutual funds section on www.baisidirect.com.

Banc of America Funds

Annual Report, October 31, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.bancofamericafunds.com

SHC-42/157007-1008 (12/08) 08/65678

Item 2.	Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Carmichael qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR and is “independent” (as defined in Item 3 of Form N-CSR).

Item 4.	Principal Accountant Fees and Services.

Fee information below is disclosed for the eight series of the registrant whose reports to stockholders are included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2008 and October 31, 2007 are approximately as follows:

2008	2007
$143,200	$136,000

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2008 and October 31, 2007 are approximately as follows:

2008	2007
$36,800	$35,200

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above. In both fiscal years 2008 and 2007, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended October 31, 2008 and October 31, 2007, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2008 and October 31, 2007 are approximately as follows:

2008	2007
$31,800	$31,100

Tax Fees consist primarily of the review of annual tax returns and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended October 31, 2008 and October 31, 2007, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2008 and October 31, 2007 are approximately as follows:

2008	2007
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended October 31, 2008 and October 31, 2007 are approximately as follows:

2008	2007
$916,300	$847,400

In both fiscal years 2008 and 2007, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants. Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations. That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended October 31, 2008 and October 31, 2007 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2008 and October 31, 2007 are approximately as follows:

2008	2007
$984,900	$913,700

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Banc of America Funds Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date December 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date December 22, 2008